UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Corporate Bond Fund	April 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations – 1.10%
Canyon Capital CLO
Series 2014-1A A2 144A 1.984% 4/30/25 #•	10,000,000	$9,618,500
Mountain Hawk CLO
Series 2014-3A B 144A 2.34% 4/18/25 #•	3,250,000	3,230,500
Total Collateralized Debt Obligations (cost $12,847,700)		12,849,000

Convertible Bonds – 1.25%
ArvinMeritor 4.00% exercise price $26.73, expiration date
2/12/27 ϕ	3,555,000	3,646,097
L-3 Communications Holdings 3.00% exercise price
$89.08, expiration date 8/1/35	4,200,000	5,488,875
Owens-Brockway Glass Container 144A 3.00% exercise
price $47.47, expiration date 5/28/15 #	3,172,000	3,261,213
Salix Pharmaceuticals 1.50% exercise price $65.81,
expiration date 3/15/19	1,266,000	2,251,897
Total Convertible Bonds (cost $12,029,930)		14,648,082

Corporate Bonds – 84.46%
Banking – 14.90%
Bank of America 4.00% 4/1/24	11,715,000	11,797,954
Barclays Bank 7.625% 11/21/22	7,700,000	8,763,563
BBVA Bancomer 144A 4.375% 4/10/24 #	5,835,000	5,813,119
Branch Banking & Trust 2.85% 4/1/21	6,220,000	6,227,800
Credit Suisse
144A 6.50% 8/8/23 #	6,235,000	6,975,656
144A 7.50% 12/11/49 #•	3,120,000	3,393,031
Goldman Sachs Group 4.00% 3/3/24	7,025,000	7,062,914
HBOS 144A 6.75% 5/21/18 #	6,100,000	6,959,874
HSBC Holdings 4.25% 3/14/24	6,370,000	6,450,307
ING Bank 144A 5.80% 9/25/23 #	8,470,000	9,303,329
JPMorgan Chase 6.75% 8/29/49 •	6,830,000	7,273,950
Lloyds Banking Group 7.50% 4/30/49 •	5,510,000	5,771,725
Morgan Stanley
3.875% 4/29/24	385,000	383,491
5.00% 11/24/25	11,785,000	12,254,196
Oversea-Chinese Banking 144A 4.00% 10/15/24 #•	4,420,000	4,406,528
PNC Financial Services Group 3.90% 4/29/24	6,645,000	6,670,783
PNC Preferred Funding Trust II 144A 1.456% 3/31/49 #•	5,000,000	4,862,500
Rabobank 4.625% 12/1/23	6,475,000	6,761,169
RBS Capital Trust I 2.099% 12/29/49 •	2,600,000	2,548,000
Santander UK 144A 5.00% 11/7/23 #	10,130,000	10,716,821
SVB Financial Group 5.375% 9/15/20	3,785,000	4,276,032
UBS 7.625% 8/17/22	7,555,000	8,991,591

NQ-460 [4/14] 6/14 (12677)       1

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
USB Capital IX 3.50% 10/29/49 •	3,207,000	$2,741,985
USB Realty 144A 1.475% 12/22/49 #•	400,000	372,000
Wells Fargo
3.00% 1/22/21	5,765,000	5,835,252
5.90% 12/29/49 •	2,620,000	2,695,451
Woori Bank 144A 4.75% 4/30/24 #	4,225,000	4,219,681
Zions Bancorp
4.50% 3/27/17	2,400,000	2,562,389
4.50% 6/13/23	4,695,000	4,721,762
7.75% 9/23/14	3,646,000	3,737,598
		174,550,451
Basic Industry – 5.53%
ArcelorMittal 10.35% 6/1/19	3,390,000	4,296,825
Barrick Gold 4.10% 5/1/23	3,975,000	3,877,799
Barrick North America Finance 5.75% 5/1/43	1,450,000	1,473,528
CF Industries
5.15% 3/15/34	1,700,000	1,785,415
6.875% 5/1/18	9,165,000	10,790,495
7.125% 5/1/20	4,200,000	5,067,636
Dow Chemical 8.55% 5/15/19	4,420,000	5,672,226
FMG Resources August 2006 144A 6.875% 4/1/22 #	5,360,000	5,755,300
Georgia-Pacific 8.00% 1/15/24	8,345,000	11,122,057
Lubrizol 8.875% 2/1/19	2,765,000	3,568,633
Mosaic 5.625% 11/15/43	2,880,000	3,191,648
Sappi Papier Holding 144A 6.625% 4/15/21 #	7,845,000	8,198,025
		64,799,587
Brokerage – 2.73%
Blackstone Holdings Finance 144A 5.00% 6/15/44 #	5,835,000	5,966,410
Jefferies Group
5.125% 1/20/23	1,570,000	1,660,500
6.45% 6/8/27	5,627,000	6,074,183
6.50% 1/20/43	1,575,000	1,694,344
Lazard Group
4.25% 11/14/20	2,340,000	2,435,243
6.85% 6/15/17	8,495,000	9,654,712
Nuveen Investments 144A 9.50% 10/15/20 #	3,765,000	4,508,587
		31,993,979
Capital Goods – 2.06%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	10,305,000	11,077,875
Cemex 144A 9.50% 6/15/18 #	4,120,000	4,727,700
Cemex Finance 144A 6.00% 4/1/24 #	1,375,000	1,380,156
General Electric 4.50% 3/11/44	2,890,000	2,988,662

2     NQ-460 [4/14] 6/14 (12677)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Votorantim Cimentos 144A 7.25% 4/5/41 #	3,840,000	$3,950,400
		24,124,793
Communications – 10.50%
American Tower Trust I
144A 1.551% 3/15/43 #	2,660,000	2,610,352
144A 3.07% 3/15/23 #	7,550,000	7,303,315
Brasil Telecom 144A 5.75% 2/10/22 #	3,849,000	3,810,510
Crown Castle Towers 144A 4.883% 8/15/20 #	3,500,000	3,886,081
Digicel Group 144A 7.125% 4/1/22 #	2,910,000	2,931,825
DIRECTV Holdings 4.45% 4/1/24	3,770,000	3,832,446
DISH DBS 5.875% 7/15/22	1,315,000	1,421,844
ENTEL Chile 144A 4.875% 10/30/24 #	3,400,000	3,575,535
Intelsat Luxembourg
7.75% 6/1/21	5,290,000	5,534,663
8.125% 6/1/23	2,275,000	2,397,281
Interpublic Group 4.20% 4/15/24	4,545,000	4,628,978
Numericable Group 144A 6.25% 5/15/24 #	1,175,000	1,204,375
SBA Tower Trust 144A 2.24% 4/16/18 #	4,945,000	4,875,802
SES 144A 3.60% 4/4/23 #	8,955,000	8,756,602
SES Global Americas Holdings
144A 2.50% 3/25/19 #	805,000	806,625
144A 5.30% 3/25/44 #	7,815,000	8,144,371
Sprint 144A 7.25% 9/15/21 #	6,895,000	7,541,406
Telefonica Emisiones 5.134% 4/27/20	6,545,000	7,254,740
Tencent Holdings 144A 3.375% 5/2/19 #	4,085,000	4,111,438
Time Warner Cable
5.85% 5/1/17	1,420,000	1,609,766
8.25% 4/1/19	3,701,000	4,692,157
Univision Communications 144A 8.50% 5/15/21 #	2,480,000	2,740,400
Verizon Communications
4.15% 3/15/24	1,655,000	1,699,092
5.15% 9/15/23	20,945,000	23,131,784
6.40% 9/15/33	2,300,000	2,781,537
VimpelCom 144A 7.748% 2/2/21 #	1,690,000	1,711,125
		122,994,050
Consumer Cyclical – 6.54%
Activision Blizzard 144A 6.125% 9/15/23 #	1,050,000	1,144,500
Delphi 4.15% 3/15/24	6,940,000	7,115,471
General Motors 144A 6.25% 10/2/43 #	4,300,000	4,730,000
Historic TW 6.875% 6/15/18	5,285,000	6,286,312
Host Hotels & Resorts
3.75% 10/15/23	9,670,000	9,524,051

NQ-460 [4/14] 6/14 (12677)     3

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Host Hotels & Resorts
4.75% 3/1/23	3,825,000	$4,050,579
5.875% 6/15/19	2,055,000	2,226,149
Hyundai Capital America 144A 2.55% 2/6/19 #	4,200,000	4,213,839
International Game Technology 5.35% 10/15/23	8,185,000	8,798,277
QVC 4.375% 3/15/23	6,645,000	6,607,203
TRW Automotive 144A 4.45% 12/1/23 #	8,846,000	9,045,035
Viacom 5.25% 4/1/44	2,775,000	2,913,733
Wyndham Worldwide 3.90% 3/1/23	5,135,000	5,095,892
Wynn Las Vegas 144A 4.25% 5/30/23 #	5,060,000	4,882,900
		76,633,941
Consumer Non-Cyclical – 2.90%
Coca-Cola Femsa 2.375% 11/26/18	1,318,000	1,327,780
Fomento Economico Mexicano 4.375% 5/10/43	4,920,000	4,441,191
Gilead Sciences 3.70% 4/1/24	9,870,000	10,036,161
JBS Investments 144A 7.75% 10/28/20 #	5,285,000	5,648,344
Kimberly-Clark de Mexico 144A 3.80% 4/8/24 #	5,820,000	5,892,750
Want Want China Finance 144A 1.875% 5/14/18 #	6,800,000	6,591,566
		33,937,792
Electric – 12.69%
AES Gener 144A 8.375% 12/18/73 #•	3,482,000	3,760,560
Ameren Illinois 9.75% 11/15/18	7,971,000	10,428,069
Cleveland Electric Illuminating 5.50% 8/15/24	2,025,000	2,302,085
ComEd Financing III 6.35% 3/15/33	7,500,000	7,425,000
El Paso Electric 3.30% 12/15/22	2,830,000	2,712,198
Electricite de France
144A 4.60% 1/27/20 #	1,905,000	2,100,539
144A 4.875% 1/22/44 #	675,000	698,651
144A 5.25% 12/29/49 #•	12,090,000	12,368,070
Enel 144A 8.75% 9/24/73 #•	2,975,000	3,436,125
Enel Finance International 144A 6.25% 9/15/17 #	5,025,000	5,713,842
Great Plains Energy 5.292% 6/15/22	5,000,000	5,626,745
Integrys Energy Group 6.11% 12/1/66 •	9,239,000	9,279,097
Korea East-West Power 144A 2.625% 11/27/18 #	6,345,000	6,359,479
Monongahela Power 144A 5.40% 12/15/43 #	3,000,000	3,382,842
NextEra Energy Capital Holdings 6.35% 10/1/66 •	4,345,000	4,282,171
NV Energy 6.25% 11/15/20	4,475,000	5,286,089
Pennsylvania Electric 5.20% 4/1/20	16,291,000	18,044,400
Puget Sound Energy 6.974% 6/1/67 •	8,395,000	8,716,747
Saudi Electricity Global Sukuk
144A 4.00% 4/8/24 #	3,494,000	3,524,573
144A 5.50% 4/8/44 #	3,494,000	3,581,350

4     NQ-460 [4/14] 6/14 (12677)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
SCANA 4.125% 2/1/22	2,870,000	$2,912,117
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #	4,680,000	4,669,376
144A 4.125% 5/7/24 #	6,535,000	6,540,045
System Energy Resources 4.10% 4/1/23	4,610,000	4,740,675
Wisconsin Energy 6.25% 5/15/67 •	10,359,000	10,715,961
		148,606,806
Energy – 6.80%
CNOOC Nexen Finance 2014 4.25% 4/30/24	11,735,000	11,760,794
Continental Resources 4.50% 4/15/23	11,955,000	12,585,543
Gazprom Neft 144A 4.375% 9/19/22 #	7,415,000	6,154,450
Husky Energy 4.00% 4/15/24	7,565,000	7,813,828
Newfield Exploration 5.625% 7/1/24	6,150,000	6,442,125
Odebrecht Offshore Drilling Finance 144A
6.625% 10/1/22 #	5,605,000	5,885,250
Pertamina Persero 144A 4.875% 5/3/22 #	5,645,000	5,440,369
Petrobras Global Finance
4.875% 3/17/20	4,370,000	4,443,971
6.25% 3/17/24	4,370,000	4,601,190
Petroleos Mexicanos
5.50% 6/27/44	2,486,000	2,448,710
144A 6.375% 1/23/45 #	1,410,000	1,547,475
Talisman Energy
3.75% 2/1/21	7,340,000	7,403,865
5.50% 5/15/42	2,955,000	3,055,804
		79,583,374
Finance Companies – 1.68%
Ares Capital 4.875% 11/30/18	5,780,000	6,033,129
GECC/LJ VP Holdings 144A 3.80% 6/18/19 #	3,795,000	4,029,554
General Electric Capital
4.375% 9/16/20	1,620,000	1,775,097
7.125% 12/15/49 •	1,400,000	1,612,533
Trust F 144A 5.25% 12/15/24 #	6,105,000	6,188,944
		19,639,257
Insurance – 4.44%
Allstate 5.75% 8/15/53 •	5,810,000	6,227,594
American International Group
4.125% 2/15/24	2,995,000	3,140,455
8.175% 5/15/58 •	4,755,000	6,383,587
8.25% 8/15/18	5,575,000	6,978,083
Berkshire Hathaway Finance 2.90% 10/15/20	1,160,000	1,184,279
Five Corners Funding Trust 144A 4.419% 11/15/23 #	9,200,000	9,627,055

NQ-460 [4/14] 6/14 (12677)     5

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Highmark
144A 4.75% 5/15/21 #	1,685,000	$1,665,400
144A 6.125% 5/15/41 #	920,000	873,446
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	4,540,000	4,869,150
ING U.S. 5.65% 5/15/53 •	3,040,000	3,054,896
XL Group 6.50% 12/29/49 •	8,032,000	7,951,680
		51,955,625
Natural Gas – 7.12%
El Paso Pipeline Partners Operating
4.30% 5/1/24	1,500,000	1,511,379
6.50% 4/1/20	8,773,000	10,244,951
Enbridge Energy Partners 8.05% 10/1/37 •	6,190,000	7,021,007
Energy Transfer Partners
5.15% 2/1/43	6,435,000	6,390,849
5.95% 10/1/43	2,835,000	3,116,759
EnLink Midstream Partners 4.40% 4/1/24	10,600,000	10,934,313
Enterprise Products Operating 7.034% 1/15/68 •	4,525,000	5,128,784
Kinder Morgan Energy Partners 9.00% 2/1/19	2,805,000	3,592,319
Korea Gas 144A 2.875% 7/29/18 #	6,425,000	6,542,147
Sunoco Logistics Partners Operations 3.45% 1/15/23	11,165,000	10,794,903
TransCanada Pipelines 6.35% 5/15/67 •	8,512,000	8,863,120
Williams Partners 7.25% 2/1/17	8,087,000	9,290,240
		83,430,771
Real Estate Investment Trusts – 3.10%
CBL & Associates 5.25% 12/1/23	3,400,000	3,549,607
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,122,763
DDR
7.50% 4/1/17	2,500,000	2,887,065
9.625% 3/15/16	1,415,000	1,631,061
Digital Realty Trust
5.25% 3/15/21	5,535,000	5,863,580
5.875% 2/1/20	1,680,000	1,853,053
Duke Realty 3.625% 4/15/23	7,230,000	6,973,451
WEA Finance 144A 3.375% 10/3/22 #	4,185,000	4,233,914
WP Carey 4.60% 4/1/24	3,120,000	3,190,072
		36,304,566
Technology – 3.33%
Apple 3.45% 5/6/24	4,560,000	4,577,716
Baidu 3.25% 8/6/18	8,650,000	8,857,600
First Data 11.75% 8/15/21	1,400,000	1,498,000
First Data Holdings 144A PIK 14.50% 9/24/19 #T	2,525,513	2,446,591
Hewlett-Packard 1.167% 1/14/19 •	5,120,000	5,137,684

6     NQ-460 [4/14] 6/14 (12677)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
National Semiconductor 6.60% 6/15/17	6,644,000	$7,701,207
NetApp 3.25% 12/15/22	2,645,000	2,488,199
Seagate HDD Cayman 144A 4.75% 6/1/23 #	2,890,000	2,908,063
SunGard Availability Services Capital 144A 8.75% 4/1/22 #	3,470,000	3,365,900
		38,980,960
Transportation – 0.14%
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 t	1,560,000	1,575,600
		1,575,600
Total Corporate Bonds (cost $959,855,166)		989,111,552

Municipal Bonds – 1.80%
California (Various Purposes)
5.00% 4/1/43	6,520,000	7,048,055
Los Angeles, California Department of Water & Power
Revenue Taxable Build America Bond
6.574% 7/1/45	5,365,000	7,247,579
New York City Water & Sewer System (Second Generation)
Series BB 5.00% 6/15/47	4,015,000	4,297,696
Texas Private Activity Bond Surface Transportation Senior
Lien Revenue Bond
(Senior Lien Note Mobility) 6.75% 6/30/43 (AMT)	2,200,000	2,501,818
Total Municipal Bonds (cost $18,846,473)		21,095,148

Senior Secured Loans – 4.90%«
Akorn Tranche B 4.50% 11/13/20	2,480,000	2,487,730
Avago Technologies Tranche B 1st Lien 3.75% 4/16/21	1,560,000	1,565,485
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	2,225,000	2,274,864
Burlington Coat Factory Warehouse Tranche B2
4.25% 2/23/17	1,426,401	1,432,641
Caesars Growth Partners 1st Lien 6.25% 4/10/21	2,925,000	2,916,775
Chrysler Group Tranche B 1st Lien
3.25% 12/29/18	2,880,000	2,859,840
3.50% 5/24/17	1,653,003	1,653,003
Clear Channel Communications Tranche B 3.65% 1/29/16	8,675,000	8,611,117
Drillships Financing Holding Tranche B1 6.00% 2/17/21	1,915,176	1,942,707
Houghton International 2nd Lien 9.50% 11/20/20	3,185,000	3,260,644
Hudson’s Bay Tranche B 1st Lien 4.75% 10/7/20	3,639,875	3,672,292
Immucor Tranche B2 5.00% 8/19/18	974,214	977,867
Las Vegas Sands Tranche B 3.25% 12/16/20	5,985,000	5,957,571
Nuveen Investments 2nd Lien 6.50% 2/28/19	6,835,000	6,880,159

NQ-460 [4/14] 6/14 (12677)     7

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Quickrete 2nd Lien 7.00% 3/19/21	3,230,000	$3,314,788
Rite Aid 2nd Lien 5.75% 8/3/20	3,299,000	3,375,702
Samson Investment 2nd Lien 5.00% 9/25/18	2,470,000	2,475,404
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	1,708,919	1,707,496
Total Senior Secured Loans (cost $56,457,545)		57,366,085

U.S. Treasury Obligations – 0.14%
U.S. Treasury Bonds
3.625% 2/15/44	180,000	185,597
3.75% 11/15/43	1,345,000	1,419,395
Total U.S. Treasury Obligations (cost $1,594,484)		1,604,992

	Number of
	shares
Convertible Preferred Stock – 1.47%
Chesapeake Energy 144A 5.75% exercise price $27.77,
expiration date 12/31/49 #	8,155	9,673,869
SandRidge Energy 7.00% exercise price $7.76, expiration
date 12/31/49	70,500	7,525,875
Total Convertible Preferred Stock (cost $15,430,042)		17,199,744

Preferred Stock – 2.84%
Alabama Power 5.625%	118,065	2,898,496
Ally Financial
144A 7.00% #	4,000	3,981,500
8.50% •	80,000	2,163,200
DTE Energy 5.25%	305,000	7,106,500
Entergy Arkansas 4.90%	285,000	6,557,850
GMAC Capital Trust I 8.125% •	50,000	1,374,500
Qwest 6.125%	184,675	4,240,138
Regency Centers 6.625%	22,363	564,889
Regions Financial
6.375% •	111,200	2,763,320
6.375%	67,000	1,612,020
Total Preferred Stock (cost $33,518,756)		33,262,413

8     NQ-460 [4/14] 6/14 (12677)

(Unaudited)

	Number of
	contracts	Value (U.S. $)
Options Purchased – 0.80%
Put Swaptions – 0.80%
Pay a fixed rate 2.07% and receive a floating rate based
on 3-month LIBOR, expiration date 1/28/16 (GSC)	600,000,000	$5,836,650
Pay a fixed rate 2.10% and receive a floating rate based
on 3-month LIBOR, expiration date 1/28/16 (GSC)	50,000,000	472,493
Pay a fixed rate 2.47% and receive a floating rate based
on 3-month LIBOR, expiration date 11/16/15 (BAML)	9,300,000	792,224
Pay a fixed rate 3.65% and receive a floating rate based
on 3-month LIBOR, expiration date 11/16/15 (BAML)	9,300,000	497,334
Pay a fixed rate 3.84% and receive a floating rate based
on 3-month LIBOR, expiration date 7/1/16 (BCLY)	15,750,000	503,922
Pay a fixed rate 4.00% and receive a floating rate based
on 3-month LIBOR, expiration date 5/23/17 (GSC)	19,100,000	790,249
Pay a fixed rate 4.34% and receive a floating rate based
on 3-month LIBOR, expiration date 7/1/16 (BCLY)	15,750,000	301,723
Pay a fixed rate 4.78% and receive a floating rate based
on 3-month LIBOR, expiration date 9/16/16 (GSC)	13,050,000	188,272
Total Options Purchased (premium paid $10,652,318)		9,382,867

	Principal amount°
Short-Term Investments – 1.04%
Repurchase Agreements – 1.04%
Bank of America Merrill Lynch
0.02%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $2,332,077 (collateralized by U.S.
government obligations 0.00% - 4.375% 2/15/24 -
5/15/41; market value $2,378,718)	2,332,076	2,332,076
Bank of Montreal
0.03%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $777,359 (collateralized by U.S.
government obligations 1.25% - 3.125% 4/30/19 -
2/15/42; market value $792,906)	777,359	777,359
BNP Paribas
0.05%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $9,104,578 (collateralized by U.S.
government obligations 0.00%- 2.75% 6/30/14 -
11/15/43; market value $9,286,657)	9,104,565	9,104,565
Total Short-Term Investments (cost $12,214,000)		12,214,000

Total Value of Securities – 99.80%
(cost $1,133,446,414)		$1,168,733,883

NQ-460 [4/14] 6/14 (12677)     9

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Number of
	contracts	Value (U.S. $)
Options Written – (0.24%)
Put Swaptions – (0.24%)
Pay a fixed rate 3.07% and receive a floating rate based
on 3-month LIBOR, expiration date 1/28/16 (GSC)	(600,000,000)	$(2,544,354)
Pay a fixed rate 3.10% and receive a floating rate based
on 3-month LIBOR, expiration date 1/28/16 (GSC)	(50,000,000)	(206,062)
Total Options Written (premium received $2,990,000)		(2,750,416)
Receivables and Other Assets Net of Liabilities – 0.44%«		5,142,329
Net Assets – 100.00%		$1,171,125,796

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2014, the aggregate value of Rule 144A securities was $360,424,430, which represents 30.78% of the Fund’s net assets. See Note 5 in “Notes.”

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	100% of the income received was in the form of additional cash.
«	Includes $778,000 cash collateral held for futures contracts. See Note 3 in “Notes.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of April 30, 2014. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2014.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2014.

10     NQ-460 [4/14] 6/14 (12677)

(Unaudited)

The following futures contracts were outstanding at April 30, 2014:1

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(57)	U.S. Treasury 2 yr Note	$(12,532,727)	$(12,532,875)	7/1/14	$(148)
(57)	U.S. Treasury 5 yr Note	(6,831,778)	(6,808,828)	7/1/14	22,950
382	U.S. Treasury Long Bond	50,644,087	51,546,125	6/19/14	902,038
		$31,279,582			$924,840

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CLO – Collateralized Loan Obligation
GSC – Goldman Sachs Capital
PIK – Pay-in-kind

NQ-460 [4/14] 6/14 (12677)     11

Notes
Delaware Corporate Bond Fund	April 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Corporate Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010–July 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

12     NQ-460 [4/14] 6/14 (12677)

(Unaudited)

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are included as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-460 [4/14] 6/14 (12677)     13

(Unaudited)

2. Investments

At April 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,133,723,260
Aggregate unrealized appreciation	$44,205,485
Aggregate unrealized depreciation	(9,194,862)
Net unrealized appreciation	$35,010,623

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –

inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities) Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

14     NQ-460 [4/14] 6/14 (12677)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2014:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$12,849,000	$12,849,000
Corporate Debt	—	1,003,759,634	1,003,759,634
Municipal Bonds	—	21,095,148	21,095,148
Senior Secured Loans	—	57,366,085	57,366,085
Convertible Preferred Stock	—	17,199,744	17,199,744
Preferred Stock[1]	29,280,913	3,981,500	33,262,413
U.S. Treasury Obligations	—	1,604,992	1,604,992
Options Purchased	—	9,382,867	9,382,867
Short-Term Investments	—	12,214,000	12,214,000
Total	$29,280,913	$1,139,452,970	$1,168,733,883
Futures Contracts	$924,840	$—	$924,840
Options Written	—	(2,750,416)	(2,750,416)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 88.03% and 11.97%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

During the period ended April 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

NQ-460 [4/14] 6/14 (12677)     15

(Unaudited)

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The Fund may also enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding April 30, 2014.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2014, the Fund posted $778,000 cash collateral for futures contracts.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool.

16     NQ-460 [4/14] 6/14 (12677)

(Unaudited)

The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. At April 30, 2014, the Fund received $4,910,000 in cash and $2,325,000 in securities collateral for open option contracts.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended April 30, 2014, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for CDS basket trades as determined by the applicable central counterparty.

NQ-460 [4/14] 6/14 (12677)     17

(Unaudited)

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and or (2) trading certain CDS baskets through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. No swap contracts were outstanding at April 30, 2014.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

18     NQ-460 [4/14] 6/14 (12677)

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

NQ-460 [4/14] 6/14 (12677)     19

(Unaudited)

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2014, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

20     NQ-460 [4/14] 6/14 (12677)

Schedule of investments Delaware Extended Duration Bond Fund	April 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations – 0.63%
Canyon Capital CLO
Series 2014-1A A2 144A 1.984% 4/30/25 #•	2,000,000	$1,923,700
Mountain Hawk CLO
Series 2014-3A B 144A 2.34% 4/18/25 #•	2,000,000	1,988,000
Total Collateralized Debt Obligations (cost $3,910,900)		3,911,700

Commercial Mortgage-Backed Security – 0.00%
Bank of America Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38	5,364	5,359
Total Commercial Mortgage-Backed Security (cost $5,393)		5,359

Convertible Bonds – 1.19%
ArvinMeritor 4.00% exercise price $26.73, expiration date
2/12/27 ϕ	2,472,000	2,535,345
L-3 Communications Holdings 3.00% exercise price
$89.08, expiration date 8/1/35	2,245,000	2,933,934
Owens-Brockway Glass Container 144A 3.00% exercise
price $47.47, expiration date 5/28/15 #	806,000	828,669
Salix Pharmaceuticals 1.50% exercise price $65.81,
expiration date 3/15/19	654,000	1,163,303
Total Convertible Bonds (cost $5,846,679)		7,461,251

Corporate Bonds – 80.98%
Banking – 11.85%
Bank of America 4.00% 4/1/24	5,410,000	5,448,308
Barclays Bank 7.625% 11/21/22	3,800,000	4,324,875
BBVA Bancomer 144A 4.375% 4/10/24 #	3,095,000	3,083,394
Citigroup 5.30% 5/6/44	5,600,000	5,644,912
Credit Suisse
144A 6.50% 8/8/23 #	3,170,000	3,546,564
144A 7.50% 12/11/49 #•	1,670,000	1,816,142
HBOS 144A 6.75% 5/21/18 #	1,930,000	2,202,059
HSBC Holdings 5.25% 3/14/44	4,595,000	4,724,322
ING Bank 144A 5.80% 9/25/23 #	4,450,000	4,887,818
JPMorgan Chase 6.75% 8/29/49 •	3,565,000	3,796,725
KeyBank 6.95% 2/1/28	2,467,000	3,045,872
Lloyds Banking Group 7.50% 4/30/49 •	1,925,000	2,016,437
Morgan Stanley 5.00% 11/24/25	4,595,000	4,777,941
PNC Preferred Funding Trust II 144A 1.456% 3/31/49 #•	3,900,000	3,792,750
Rabobank 5.75% 12/1/43	6,310,000	7,072,709
Santander UK 144A 5.00% 11/7/23 #	4,120,000	4,358,667
UBS 7.625% 8/17/22	4,020,000	4,784,407
USB Capital IX 3.50% 10/29/49 •	810,000	692,550

NQ-464 [4/14] 6/14 (12678)     1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
USB Realty 144A 1.475% 12/22/49 #•	400,000	$372,000
Wells Fargo 5.90% 12/29/49 •	1,380,000	1,419,741
Woori Bank 144A 4.75% 4/30/24 #	2,300,000	2,297,104
		74,105,297
Basic Industry – 5.93%
ArcelorMittal 7.50% 10/15/39	4,880,000	5,136,200
Barrick North America Finance 5.75% 5/1/43	3,410,000	3,465,331
CF Industries 5.15% 3/15/34	6,010,000	6,311,966
CODELCO 144A 5.625% 10/18/43 #	3,580,000	3,845,708
FMG Resources August 2006 144A 6.875% 4/1/22 #	2,990,000	3,210,513
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,371,522
International Paper 6.00% 11/15/41	4,070,000	4,787,382
Mosaic 5.625% 11/15/43	1,535,000	1,701,104
Sappi Papier Holding 144A 6.625% 4/15/21 #	4,055,000	4,237,475
		37,067,201
Brokerage – 3.33%
Blackstone Holdings Finance 144A 5.00% 6/15/44 #	5,245,000	5,363,123
Carlyle Holdings II Finance 144A 5.625% 3/30/43 #	4,290,000	4,682,960
Jefferies Group
6.45% 6/8/27	2,640,000	2,849,803
6.50% 1/20/43	1,985,000	2,135,411
Legg Mason 5.625% 1/15/44	3,000,000	3,175,518
Nuveen Investments 144A 9.50% 10/15/20 #	2,165,000	2,592,587
		20,799,402
Capital Goods – 4.15%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	5,440,000	5,848,000
Cemex 144A 7.25% 1/15/21 #	3,900,000	4,202,250
Ingersoll-Rand Global Holding 144A 5.75% 6/15/43 #	8,595,000	9,829,973
URS 5.00% 4/1/22	2,170,000	2,195,782
Votorantim Cimentos 144A 7.25% 4/5/41 #	2,475,000	2,546,156
Waste Management 7.10% 8/1/26	1,025,000	1,333,226
		25,955,387
Communications – 10.33%
American Tower Trust I 144A 3.07% 3/15/23 #	5,175,000	5,005,915
Brasil Telecom 144A 5.75% 2/10/22 #	1,940,000	1,920,600
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,936,073
Digicel Group 144A 7.125% 4/1/22 #	1,505,000	1,516,287
Intelsat Luxembourg
7.75% 6/1/21	2,245,000	2,348,831
8.125% 6/1/23	1,240,000	1,306,650
Numericable Group 144A 6.25% 5/15/24 #	625,000	640,625
Qwest 6.875% 9/15/33	3,510,000	3,532,973

2     NQ-464 [4/14] 6/14 (12678)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
SES 144A 5.30% 4/4/43 #	7,070,000	$7,385,838
SES Global Americas Holdings 144A 5.30% 3/25/44 #	600,000	625,288
Sprint 144A 7.25% 9/15/21 #	2,810,000	3,073,437
Telefonica Emisiones 7.045% 6/20/36	4,085,000	5,118,239
Tencent Holdings 144A 3.375% 5/2/19 #	2,170,000	2,184,044
Time Warner Cable 4.50% 9/15/42	3,730,000	3,621,737
Verizon Communications
5.05% 3/15/34	1,505,000	1,583,290
6.40% 9/15/33	10,110,000	12,226,669
6.55% 9/15/43	2,095,000	2,593,566
VimpelCom 144A 7.748% 2/2/21 #	870,000	880,875
WPP Finance 2010 5.625% 11/15/43	6,550,000	7,086,825
		64,587,762
Consumer Cyclical – 4.28%
Alfa 144A 6.875% 3/25/44 #	2,800,000	2,894,500
General Motors 144A 6.25% 10/2/43 #	4,200,000	4,620,000
Host Hotels & Resorts 3.75% 10/15/23	1,790,000	1,762,984
International Game Technology 5.35% 10/15/23	4,425,000	4,756,552
QVC
4.375% 3/15/23	2,535,000	2,520,581
144A 4.85% 4/1/24 #	2,105,000	2,161,056
TRW Automotive 144A 4.45% 12/1/23 #	1,730,000	1,768,925
Viacom 5.25% 4/1/44	3,645,000	3,827,228
Wynn Las Vegas 144A 4.25% 5/30/23 #	2,540,000	2,451,100
		26,762,926
Consumer Non-Cyclical – 6.47%
Celgene 5.25% 8/15/43	5,565,000	6,137,861
Delhaize Group 5.70% 10/1/40	1,895,000	1,967,393
Fomento Economico Mexicano 4.375% 5/10/43	2,500,000	2,256,703
Gilead Sciences 4.80% 4/1/44	6,920,000	7,307,735
JBS Investments 144A 7.75% 10/28/20 #	2,805,000	2,997,844
Kimberly-Clark de Mexico 144A 3.80% 4/8/24 #	2,990,000	3,027,375
McKesson 4.883% 3/15/44	6,500,000	6,809,679
Molson Coors Brewing 5.00% 5/1/42	2,310,000	2,482,903
Pernod-Ricard 144A 5.50% 1/15/42 #	6,629,000	7,449,306
		40,436,799
Electric – 13.59%
AES Gener 144A 8.375% 12/18/73 #•	1,877,000	2,027,160
Ameren Illinois 9.75% 11/15/18	2,180,000	2,851,987
Cleveland Electric Illuminating 5.50% 8/15/24	3,000,000	3,410,496
ComEd Financing III 6.35% 3/15/33	4,800,000	4,752,000
El Paso Electric 3.30% 12/15/22	1,695,000	1,624,444

NQ-464 [4/14] 6/14 (12678) 3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Electricite de France
144A 4.875% 1/22/44 #	1,265,000	$1,309,324
144A 5.25% 12/29/49 #•	7,350,000	7,519,050
Enel 144A 8.75% 9/24/73 #•	1,485,000	1,715,175
Enel Finance International 144A 6.00% 10/7/39 #	4,800,000	5,193,883
Exelon Generation 5.60% 6/15/42	2,685,000	2,902,882
Integrys Energy Group 6.11% 12/1/66 •	5,565,000	5,589,152
Monongahela Power 144A 5.40% 12/15/43 #	6,965,000	7,853,832
NextEra Energy Capital Holdings 6.35% 10/1/66 •	2,591,000	2,553,534
Oncor Electric Delivery 4.55% 12/1/41	5,500,000	5,625,818
PPL Capital Funding 4.70% 6/1/43	5,520,000	5,567,378
Puget Sound Energy
4.434% 11/15/41	4,870,000	5,042,164
6.974% 6/1/67 •	2,495,000	2,590,623
Saudi Electricity Global Sukuk 144A 5.06% 4/8/43 #	5,900,000	5,678,750
State Grid Overseas Investment 2014 144A
4.125% 5/7/24 #	5,755,000	5,759,443
Wisconsin Energy 6.25% 5/15/67 •	5,245,000	5,425,737
		84,992,832
Energy – 5.47%
CNOOC Nexen Finance 2014 4.25% 4/30/24	5,995,000	6,008,177
Continental Resources 4.50% 4/15/23	5,105,000	5,374,253
ENI 144A 5.70% 10/1/40 #	3,450,000	3,734,791
Gazprom Neft 144A 4.375% 9/19/22 #	3,850,000	3,195,500
Newfield Exploration 5.625% 7/1/24	2,300,000	2,409,250
Odebrecht Offshore Drilling Finance 144A
6.625% 10/1/22 #	2,895,000	3,039,750
Petroleos Mexicanos 144A 6.375% 1/23/45 #	3,140,000	3,446,150
Talisman Energy 5.50% 5/15/42	6,785,000	7,016,457
		34,224,328
Finance Companies – 0.40%
General Electric Capital 7.125% 12/15/49 •	2,200,000	2,533,980
		2,533,980
Insurance – 5.92%
Allstate 5.75% 8/15/53 •	2,960,000	3,172,750
American International Group 8.175% 5/15/58 •	2,910,000	3,906,675
Highmark 144A 6.125% 5/15/41 #	3,410,000	3,237,447
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	2,410,000	2,584,725
ING U.S.
5.65% 5/15/53 •	1,400,000	1,406,860
5.70% 7/15/43	4,475,000	5,200,688
Liberty Mutual Group 144A 6.50% 5/1/42 #	2,769,000	3,378,806

4     NQ-464 [4/14] 6/14 (12678)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
MetLife Capital Trust IV 144A 7.875% 12/15/37 #	900,000	$1,098,000
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,212,058
Transatlantic Holdings 8.00% 11/30/39	704,000	953,003
Trinity Acquisition 6.125% 8/15/43	4,570,000	4,957,691
XL Group 6.50% 12/29/49 •	3,950,000	3,910,500
		37,019,203
Natural Gas – 6.10%
El Paso Pipeline Partners Operating
4.30% 5/1/24	1,935,000	1,949,679
7.50% 11/15/40	3,065,000	3,930,194
Enbridge Energy Partners 8.05% 10/1/37 •	4,350,000	4,933,987
Energy Transfer Partners
5.15% 2/1/43	5,210,000	5,174,254
5.95% 10/1/43	1,095,000	1,203,828
EnLink Midstream Partners 5.60% 4/1/44	7,175,000	7,838,903
Enterprise Products Operating 7.034% 1/15/68 •	2,245,000	2,544,557
Kinder Morgan Energy Partners 5.50% 3/1/44	6,500,000	6,815,633
TransCanada Pipelines 6.35% 5/15/67 •	3,600,000	3,748,500
		38,139,535
Real Estate Investment Trusts – 0.31%
CBL & Associates 5.25% 12/1/23	1,835,000	1,915,744
		1,915,744
Technology – 1.57%
Apple
3.85% 5/4/43	4,500,000	4,106,574
4.45% 5/6/44	1,400,000	1,403,136
First Data 11.75% 8/15/21	900,000	963,000
First Data Holdings 144A PIK 14.50% 9/24/19 #T	1,435,665	1,390,800
Seagate HDD Cayman 144A 4.75% 6/1/23 #	160,000	161,000
SunGard Availability Services Capital 144A 8.75% 4/1/22 #	1,830,000	1,775,100
		9,799,610
Transportation – 1.28%
ERAC USA Finance 144A 5.625% 3/15/42 #	7,085,000	7,976,661
		7,976,661
Total Corporate Bonds (cost $479,065,139)		506,316,667

Municipal Bonds – 3.77%
California (Various Purposes)
5.00% 4/1/43	3,210,000	3,469,978
Chicago, Illinois O’Hare International Airport Revenue
(Build America Bond) Series B 6.395% 1/1/40	3,800,000	4,640,370

NQ-464 [4/14] 6/14 (12678)     5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Long Island Power Authority, New York Electric System
Revenue Taxable Build America Bond
5.85% 5/1/41	3,600,000	$3,772,512
Los Angeles, California Department of Water & Power
Revenue Taxable Build America Bond
6.574% 7/1/45	2,225,000	3,005,753
Metropolitan Transportation Authority, New York Revenue
Taxable Build America Bond (Transportation) Series A2
6.089% 11/15/40	3,205,000	3,974,873
New York City Water & Sewer System (Second Generation)
Series BB 5.00% 6/15/47	2,005,000	2,146,172
Oregon Department of Transportation Highway User Tax
Revenue Taxable Build America Bond
(Subordinate Lien) Series A 5.834% 11/15/34	1,605,000	1,985,032
Texas Private Activity Bond Surface Transportation Senior
Lien Revenue Bond
(Senior Lien Note Mobility) 6.75% 6/30/43 (AMT)	500,000	568,595
Total Municipal Bonds (cost $20,551,844)		23,563,285

Senior Secured Loans – 4.26%«
Avago Technologies Tranche B 1st Lien 3.75% 4/16/21	850,000	852,989
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,205,000	1,232,005
Burlington Coat Factory Warehouse Tranche B2
4.25% 2/23/17	665,096	668,006
Caesars Growth Partners 1st Lien 6.25% 4/10/21	1,525,000	1,520,712
Chrysler Group Tranche B 1st Lien
3.25% 12/29/18	595,000	590,835
3.50% 5/24/17	821,552	821,552
Clear Channel Communications Tranche B 3.65% 1/29/16	4,325,000	4,293,151
Drillships Financing Holding Tranche B1 6.00% 2/17/21	1,062,324	1,077,595
Houghton International 2nd Lien 9.50% 11/20/20	1,745,000	1,786,444
Hudson’s Bay Tranche B 1st Lien 4.75% 10/7/20	985,125	993,899
Immucor Tranche B2 5.00% 8/19/18	507,946	509,850
Las Vegas Sands Tranche B 3.25% 12/16/20	2,999,861	2,986,112
Nuveen Investments 2nd Lien 6.50% 2/28/19	3,750,000	3,774,776
Quickrete 2nd Lien 7.00% 3/19/21	1,270,000	1,303,338
Rite Aid 2nd Lien 5.75% 8/3/20	1,815,000	1,857,199
Samson Investment 2nd Lien 5.00% 9/25/18	1,355,000	1,357,965
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	984,968	984,147
Total Senior Secured Loans (cost $26,159,345)		26,610,575

6     NQ-464 [4/14] 6/14 (12678)

(Unaudited)

	Principal amount°	Value (U.S. $)
U.S. Treasury Obligations – 0.92%
U.S. Treasury Bonds
3.625% 2/15/44	1,500,000	$1,546,641
3.75% 11/15/43	4,015,000	4,237,078
Total U.S. Treasury Obligations (cost $5,762,022)		5,783,719

	Number of
	shares
Convertible Preferred Stock – 1.43%
Chesapeake Energy 144A 5.75% exercise price $27.77,
expiration date 12/31/49 #	4,342	5,150,697
SandRidge Energy 7.00% exercise price $7.76, expiration
date 12/31/49	35,700	3,810,975
Total Convertible Preferred Stock (cost $8,015,885)		8,961,672

Preferred Stock – 3.14%
Alabama Power 5.625%	16,200	397,710
Ally Financial
7.00% #	3,390	3,374,321
8.50% •	40,000	1,081,600
DTE Energy 5.25%	175,000	4,077,500
Entergy Arkansas 4.90%	170,000	3,911,700
Qwest 6.125%	93,600	2,149,056
Regency Centers 6.625%	87,759	2,216,792
Regions Financial
6.375% •	58,500	1,453,725
6.375%	41,000	986,460
Total Preferred Stock (cost $20,081,059)		19,648,864

	Number of
	contracts
Options Purchased – 0.41%
Put Swaptions – 0.41%
Pay a fixed rate 4.00% and receive a floating rate based
on 3-month LIBOR, expiration date 5/23/17 (GSC)	10,900,000	450,980
Pay a fixed rate 4.01% and receive a floating rate based
on 3-month LIBOR, expiration date 5/17/16 (GSC)	12,500,000	696,835
Pay a fixed rate 4.09% and receive a floating rate based
on 3-month LIBOR, expiration date 2/1/18 (GSC)	15,700,000	1,315,652
Pay a fixed rate 4.78% and receive a floating rate based
on 3-month LIBOR, expiration date 9/16/16 (GSC)	6,950,000	100,267
Total Options Purchased (premium paid $2,997,050)		2,563,734

NQ-464 [4/14] 6/14 (12678)     7

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 0.54%
Repurchase Agreements – 0.52%
Bank of America Merrill Lynch
0.02%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $620,729 (collateralized by U.S.
government obligations 0.00% - 4.375% 2/15/24 -
5/15/41; market value $633,143)	620,729	$620,729
Bank of Montreal
0.03%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $206,910 (collateralized by U.S.
government obligations 1.25% - 3.125% 4/30/19 -
2/15/42; market value $211,048)	206,910	206,909
BNP Paribas
0.05%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $2,423,365 (collateralized by U.S.
government obligations 0.00%- 2.75% 6/30/14 -
11/15/43; market value $2,471,829)	2,423,362	2,423,362
		3,251,000
U.S. Treasury Obligation – 0.02%≠
U.S. Treasury Bill 0.093% 11/13/14	134,560	134,529
		134,529
Total Short-Term Investments (cost $3,385,492)		3,385,529

Total Value of Securities – 97.27%
(cost $575,780,808)		608,212,355

Receivables and Other Assets Net of Liabilities – 2.73%«		17,047,068
Net Assets – 100.00%		$625,259,423

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2014, the aggregate value of Rule 144A securities was $211,871,050, which represents 33.89% of the Fund’s net assets. See Note 5 in “Notes.”

T	100% of the income received was in the form of additional cash.
«	Includes $2,477,000 cash collateral held for futures contracts. See Note 3 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of April 30, 2014. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2014.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2014.

8     NQ-464 [4/14] 6/14 (12678)

(Unaudited)

The following futures contract was outstanding at April 30, 2014:1

Futures Contract

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
774	U.S. Treasury Ultra Term Bond	$110,660,260	$113,996,484	6/20/14	$3,336,224

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
CLO – Collateralized Loan Obligation
GSC – Goldman Sachs Capital
PIK – Pay-in-kind

NQ-464 [4/14] 6/14 (12678)     9

Notes Delaware Extended Duration Bond Fund	April 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Extended Duration Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010– July 31, 2013) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

10     NQ-464 [4/14] 6/14 (12678)

(Unaudited)

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are included as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-464 [4/14] 6/14 (12678)     11

(Unaudited)

2. Investments

At April 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$575,866,926
Aggregate unrealized appreciation	$35,774,989
Aggregate unrealized depreciation	(3,429,560)
Net unrealized appreciation	$32,345,429

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

12     NQ-464 [4/14] 6/14 (12678)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2014:

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total
Agency, Asset Backed & Mortgage Backed Securities	$—	$3,917,059	$3,917,059
Corporate Debt	—	513,777,918	513,777,918
Municipal Bonds	—	23,563,285	23,563,285
Senior Secured Loans	—	26,610,575	26,610,575
Convertible Preferred Stock	—	8,961,672	8,961,672
Preferred Stock[1]	16,274,543	3,374,321	19,648,864
U.S. Treasury Obligations	—	5,783,719	5,783,719
Options Purchased	—	2,563,734	2,563,734
Short-Term Investments	—	3,385,529	3,385,529
Total	$16,274,543	$591,937,812	$608,212,355
Futures Contracts	$3,336,224	$—	$3,336,224

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 82.83% and 17.17%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

During the period ended April 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The Fund may also enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NQ-464 [4/14] 6/14 (12678)     13

(Unaudited)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at April 30, 2014.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2014, the Fund posted $2,477,000 cash collateral for futures contracts.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the period ended April 30, 2014. At April 30, 2014, the Fund received $2,630,000 in cash collateral for open option contracts.

14     NQ-464 [4/14] 6/14 (12678)

(Unaudited)

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended April 30, 2014, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for CDS basket trades as determined by the applicable central counterparty.

NQ-464 [4/14] 6/14 (12678)     15

(Unaudited)

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and or (2) trading certain CDS baskets through a central counterparty

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. No swap contracts were outstanding at April 30, 2014.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

16     NQ-464 [4/14] 6/14 (12678)

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

NQ-464 [4/14] 6/14 (12678)     17

(Unaudited)

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2014, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

18     NQ-464 [4/14] 6/14 (12678)

Schedule of investments
Delaware High-Yield Opportunities Fund	April 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds – 0.30%
Equinix 4.75% exercise price $84.32, expiration date
6/13/16	314,000	$719,649
Salix Pharmaceuticals 1.50% exercise price $65.81,
expiration date 3/15/19	747,000	1,328,726
Total Convertible Bonds (cost $1,751,544)		2,048,375

Corporate Bonds – 79.26%
Automotive – 2.30%
American Axle & Manufacturing 7.75% 11/15/19	1,650,000	1,901,625
Chassix 144A 9.25% 8/1/18 #	1,635,000	1,780,106
General Motors 144A 6.25% 10/2/43 #	1,875,000	2,062,500
General Motors Financial 6.75% 6/1/18	2,885,000	3,296,113
International Automotive Components Group 144A
9.125% 6/1/18 #	3,598,000	3,849,860
Meritor
6.25% 2/15/24	1,035,000	1,037,587
6.75% 6/15/21	1,800,000	1,912,500
		15,840,291
Banking – 2.95%
Barclays Bank 7.625% 11/21/22	3,065,000	3,488,353
Credit Suisse Group 144A 7.50% 12/11/49 #•	3,010,000	3,273,405
HBOS Capital Funding 144A 6.071% 6/29/49 #•	4,400,000	4,405,500
JPMorgan Chase 6.75% 8/29/49 •	1,930,000	2,055,450
Lloyds Banking Group 7.50% 4/30/49 •	3,620,000	3,791,950
RBS Capital Trust I 2.099% 12/29/49 •	3,360,000	3,292,800
		20,307,458
Basic Industry – 9.89%
AK Steel 7.625% 5/15/20	1,557,000	1,568,677
APERAM 144A 7.75% 4/1/18 #	990,000	1,051,875
ArcelorMittal 6.125% 6/1/18	4,560,000	5,016,000
Arch Coal 144A 8.00% 1/15/19 #	2,869,000	2,869,000
Axalta Coating System 144A 7.375% 5/1/21 #	1,900,000	2,094,750
Builders FirstSource 144A 7.625% 6/1/21 #	3,151,000	3,395,203
Cemex 144A 7.25% 1/15/21 #	1,820,000	1,961,050
Cemex Finance 144A 6.00% 4/1/24 #	2,015,000	2,022,556
Constellium 144A 5.75% 5/15/24 #	250,000	250,000
CPG Merger Sub 144A 8.00% 10/1/21 #	2,970,000	3,185,325
First Quantum Minerals
144A 6.75% 2/15/20 #	1,580,000	1,603,700
144A 7.00% 2/15/21 #	1,580,000	1,609,625
FMG Resources August 2006 144A 6.875% 4/1/22 #	3,314,000	3,558,407
HD Supply 11.50% 7/15/20	2,815,000	3,349,850
INEOS Group Holdings 144A 5.875% 2/15/19 #	2,895,000	2,960,137

NQ-137 [4/14] 6/14 (12675)     1

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
JMC Steel Group 144A 8.25% 3/15/18 #	2,435,000	$2,471,525
LSB Industries 144A 7.75% 8/1/19 #	2,340,000	2,515,500
Masonite International 144A 8.25% 4/15/21 #	3,256,000	3,597,880
New Gold 144A 6.25% 11/15/22 #	3,060,000	3,151,800
Nortek 8.50% 4/15/21	2,390,000	2,646,925
Perstorp Holding 144A 8.75% 5/15/17 #	3,030,000	3,257,250
Ryerson
9.00% 10/15/17	1,927,000	2,073,934
11.25% 10/15/18	794,000	895,235
Sappi Papier Holding
144A 6.625% 4/15/21 #	1,410,000	1,473,450
144A 8.375% 6/15/19 #	1,655,000	1,841,187
Signode Industrial Group 144A 6.375% 5/1/22 #	1,595,000	1,614,937
TPC Group 144A 8.75% 12/15/20 #	3,315,000	3,671,363
Wise Metals Group 144A 8.75% 12/15/18 #	1,345,000	1,432,425
Wise Metals Intermediate Holdings 144A 9.75% 6/15/19 #	905,000	903,869
		68,043,435
Capital Goods – 3.31%
Accudyne Industries 144A 7.75% 12/15/20 #	1,625,000	1,771,250
BOE Intermediate Holding 144A PIK 9.00% 11/1/17 #✥	1,743,463	1,831,725
BOE Merger 144A PIK 9.50% 11/1/17 #T	2,999,000	3,163,945
Consolidated Container 144A 10.125% 7/15/20 #	2,654,000	2,773,430
Milacron 144A 7.75% 2/15/21 #	2,970,000	3,267,000
Plastipak Holdings 144A 6.50% 10/1/21 #	2,340,000	2,445,300
Reynolds Group Issuer 8.25% 2/15/21	4,190,000	4,551,387
TransDigm 7.50% 7/15/21	2,720,000	3,005,600
		22,809,637
Communications – 0.36%
Digicel Group 144A 7.125% 4/1/22 #	1,465,000	1,475,987
Vimpel Communications 144A 7.748% 2/2/21 #	970,000	982,125
		2,458,112
Consumer Cyclical – 5.14%
BI-LO 144A PIK 8.625% 9/15/18 #T	2,085,000	2,134,519
Dave & Buster’s Entertainment 144A 10.00% 2/15/16 #^	3,602,000	3,061,700
DBP Holding 144A 7.75% 10/15/20 #	3,765,000	3,421,444
Landry’s 144A 9.375% 5/1/20 #	3,646,000	4,037,945
Michaels Stores 144A 5.875% 12/15/20 #	2,405,000	2,447,087
Pantry 8.375% 8/1/20	2,846,000	3,087,910
Party City Holdings 8.875% 8/1/20	3,208,000	3,592,960
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	2,587,000	2,703,415
Quiksilver 144A 7.875% 8/1/18 #	3,360,000	3,662,400
Rite Aid 6.75% 6/15/21	3,190,000	3,485,075

2     NQ-137 [4/14] 6/14 (12675)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Roundy’s Supermarkets 144A 10.25% 12/15/20 #	1,140,000	$1,231,200
Tempur-Pedic International 6.875% 12/15/20	2,275,000	2,491,125
		35,356,780
Consumer Non-Cyclical – 1.63%
Crestview DS Merger Sub II 144A 10.00% 9/1/21 #	2,015,000	2,246,725
JBS Investments 144A 7.75% 10/28/20 #	910,000	972,563
JBS USA 144A 8.25% 2/1/20 #	2,363,000	2,598,119
Smithfield Foods 6.625% 8/15/22	2,110,000	2,313,087
Spectrum Brands
6.375% 11/15/20	590,000	643,100
6.625% 11/15/22	2,235,000	2,452,913
		11,226,507
Energy – 12.27%
Athlon Holdings 144A 6.00% 5/1/22 #	2,750,000	2,787,813
Calumet Specialty Products Partners 7.625% 1/15/22	4,575,000	4,820,906
CGG 144A 6.875% 1/15/22 #	835,000	840,741
Chaparral Energy
7.625% 11/15/22	1,445,000	1,546,150
8.25% 9/1/21	1,621,000	1,779,047
CHC Helicopter 9.375% 6/1/21	1,838,000	1,911,520
Chesapeake Energy 4.875% 4/15/22	5,680,000	5,694,200
Exterran Partners 6.00% 4/1/21	3,280,000	3,296,400
FTS International 144A 6.25% 5/1/22 #	3,310,000	3,367,925
Genesis Energy 5.75% 2/15/21	3,665,000	3,829,925
Halcon Resources
8.875% 5/15/21	850,000	885,063
144A 9.75% 7/15/20 #	3,300,000	3,539,250
Hercules Offshore
144A 6.75% 4/1/22 #	855,000	828,281
144A 7.50% 10/1/21 #	1,490,000	1,508,625
144A 8.75% 7/15/21 #	905,000	979,663
Key Energy Services 6.75% 3/1/21	3,005,000	3,185,300
Laredo Petroleum
144A 5.625% 1/15/22 #	1,430,000	1,460,387
7.375% 5/1/22	688,000	761,960
Linn Energy
6.50% 5/15/19	771,000	803,767
8.625% 4/15/20	633,000	686,014
Midstates Petroleum 9.25% 6/1/21	3,520,000	3,616,800
Murphy Oil USA 144A 6.00% 8/15/23 #	2,185,000	2,266,937
Niska Gas Storage Canada 144A 6.50% 4/1/19 #	1,650,000	1,619,063
Northern Blizzard Resources 144A 7.25% 2/1/22 #	3,060,000	3,147,975

NQ-137 [4/14] 6/14 (12675)     3

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Northern Oil & Gas 8.00% 6/1/20	3,010,000	$3,213,175
NuStar Logistics 6.75% 2/1/21	2,000,000	2,192,500
Oasis Petroleum 144A 6.875% 3/15/22 #	3,150,000	3,433,500
Ocean Rig UDW 144A 7.25% 4/1/19 #	3,805,000	3,643,287
Offshore Group Investment 7.125% 4/1/23	1,445,000	1,430,550
PDC Energy 7.75% 10/15/22	2,927,000	3,227,017
Pioneer Energy Services 144A 6.125% 3/15/22 #	3,165,000	3,252,037
Regency Energy Partners 5.875% 3/1/22	2,460,000	2,583,000
Samson Investment 144A 10.75% 2/15/20 #	2,418,000	2,563,080
SandRidge Energy
8.125% 10/15/22	3,087,000	3,357,113
8.75% 1/15/20	387,000	420,379
		84,479,350
Financials – 1.07%
Cogent Communications Finance 144A 5.625% 4/15/21 #	3,020,000	2,974,700
Nuveen Investments 144A 9.50% 10/15/20 #	3,646,000	4,366,085
		7,340,785
Healthcare – 5.71%
Air Medical Group Holdings 9.25% 11/1/18	1,745,000	1,893,325
Biomet 6.50% 10/1/20	4,645,000	5,086,275
Community Health Systems
144A 6.875% 2/1/22 #	2,230,000	2,321,987
7.125% 7/15/20	820,000	880,475
8.00% 11/15/19	1,214,000	1,333,883
Immucor 11.125% 8/15/19	2,215,000	2,514,025
Kinetic Concepts
10.50% 11/1/18	2,111,000	2,422,373
12.50% 11/1/19	1,420,000	1,668,500
Mallinckrodt International Finance 4.75% 4/15/23	1,705,000	1,649,587
MPH Acquisition Holdings 144A 6.625% 4/1/22 #	1,510,000	1,566,625
Par Pharmaceutical 7.375% 10/15/20	6,121,000	6,671,890
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	3,705,000	3,982,875
Tenet Healthcare
144A 6.00% 10/1/20 #	1,455,000	1,530,478
8.125% 4/1/22	1,845,000	2,052,563
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #	2,100,000	2,189,250
144A 6.375% 10/15/20 #	1,411,000	1,523,880
		39,287,991
Insurance – 2.08%
American International Group 8.175% 5/15/58 •	2,770,000	3,718,725
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	2,190,000	2,348,775

4     NQ-137 [4/14] 6/14 (12675)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Onex USI Acquisition 144A 7.75% 1/15/21 #	3,160,000	$3,278,500
XL Group 6.50% 12/29/49 •	5,007,000	4,956,930
		14,302,930
Media – 8.01%
CCO Holdings 5.25% 9/30/22	3,801,000	3,815,254
CCU 144A 10.00% 1/15/18 #	1,920,000	1,886,400
Cequel Communications Holdings I 144A
6.375% 9/15/20 #	2,415,000	2,541,787
Clear Channel Communications PIK 14.00% 2/1/21	1,725,000	1,776,750
Columbus International 144A 7.375% 3/30/21 #	2,790,000	2,926,013
CSC Holdings 6.75% 11/15/21	3,095,000	3,462,531
DISH DBS 5.00% 3/15/23	3,775,000	3,859,937
Gray Television 7.50% 10/1/20	2,925,000	3,159,000
MDC Partners 144A 6.75% 4/1/20 #	3,340,000	3,548,750
Mediacom Broadband 144A 5.50% 4/15/21 #	2,005,000	2,007,506
Numericable Group
144A 6.00% 5/15/22 #	3,435,000	3,520,875
144A 6.25% 5/15/24 #	485,000	497,125
ONO Finance II 144A 10.875% 7/15/19 #	1,597,000	1,784,647
RCN Telecom Services 144A 8.50% 8/15/20 #	1,610,000	1,714,650
Univision Communications 144A 8.50% 5/15/21 #	5,086,000	5,620,030
UPCB Finance VI 144A 6.875% 1/15/22 #	2,409,000	2,637,855
Virgin Media Finance 144A 6.375% 4/15/23 #	4,905,000	5,174,775
VTR Finance 144A 6.875% 1/15/24 #	4,975,000	5,196,840
		55,130,725
Services – 8.29%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	6,257,000	6,726,275
Avis Budget Car Rental 5.50% 4/1/23	2,785,000	2,826,775
BlueLine Rental Finance 144A 7.00% 2/1/19 #	1,760,000	1,887,600
Caesars Growth Properties Holdings 144A
9.375% 5/1/22 #	3,420,000	3,417,863
Carlson Wagonlit 144A 6.875% 6/15/19 #	2,755,000	2,958,181
Covanta Holding 5.875% 3/1/24	3,350,000	3,435,308
Darling Escrow 144A 5.375% 1/15/22 #	1,140,000	1,172,775
Florida East Coast Holdings 144A 6.75% 5/1/19 #	1,505,000	1,550,150
H&E Equipment Services 7.00% 9/1/22	2,866,000	3,166,930
Mattamy Group 144A 6.50% 11/15/20 #	3,910,000	3,968,650
MGM Resorts International
6.75% 10/1/20	2,760,000	3,056,976
7.75% 3/15/22	1,340,000	1,561,770
11.375% 3/1/18	910,000	1,183,000
Navios South American Logistics 144A 7.25% 5/1/22 #	3,015,000	3,030,075

NQ-137 [4/14] 6/14 (12675)     5

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
PHH
6.375% 8/15/21	1,215,000	$1,263,600
7.375% 9/1/19	1,517,000	1,683,870
Pinnacle Entertainment
7.75% 4/1/22	1,065,000	1,160,850
8.75% 5/15/20	224,000	245,952
PNK Finance 144A 6.375% 8/1/21 #	1,330,000	1,403,150
Stena 144A 7.00% 2/1/24 #	3,870,000	3,928,050
United Rentals North America 5.75% 11/15/24	4,535,000	4,710,731
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #T	1,150,000	1,216,125
Watco 144A 6.375% 4/1/23 #	1,505,000	1,531,337
		57,085,993
Technology – 0.69%
First Data 11.75% 8/15/21	4,430,000	4,740,100
		4,740,100
Technology & Electronics – 5.46%
Advanced Micro Devices 144A 6.75% 3/1/19 #	2,155,000	2,241,200
BMC Software Finance 144A 8.125% 7/15/21 #	3,445,000	3,625,863
Entegris 144A 6.00% 4/1/22 #	3,320,000	3,369,800
First Data 11.25% 1/15/21	3,705,000	4,251,487
First Data Holdings 144A PIK 14.50% 9/24/19 #T	1,860,077	1,801,950
Freescale Semiconductor
144A 6.00% 1/15/22 #	1,485,000	1,555,537
10.75% 8/1/20	280,000	323,400
Infor Software Parent 144A PIK 7.125% 5/1/21 #	2,790,000	2,817,900
j2 Global 8.00% 8/1/20	4,173,000	4,559,003
Micron Technology 144A 5.875% 2/15/22 #	3,345,000	3,537,337
NCR
144A 5.875% 12/15/21 #	855,000	910,575
144A 6.375% 12/15/23 #	2,665,000	2,864,875
SunGard Availability Services Capital 144A 8.75% 4/1/22 #	3,430,000	3,327,100
Viasystems 144A 7.875% 5/1/19 #	2,254,000	2,411,780
		37,597,807
Telecommunications – 7.96%
Altice 144A 7.75% 5/15/22 #	3,435,000	3,585,281
CenturyLink 6.75% 12/1/23	1,865,000	2,009,537
Digicel Group 144A 8.25% 9/30/20 #	4,900,000	5,243,000
Hughes Satellite Systems 7.625% 6/15/21	2,494,000	2,824,455
Intelsat Luxembourg
7.75% 6/1/21	2,620,000	2,741,175
8.125% 6/1/23	5,205,000	5,484,769

6     NQ-137 [4/14] 6/14 (12675)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Level 3 Financing
144A 6.125% 1/15/21 #	1,880,000	$1,978,700
7.00% 6/1/20	3,045,000	3,303,825
Sprint
144A 7.125% 6/15/24 #	3,760,000	3,957,400
144A 7.25% 9/15/21 #	1,665,000	1,821,094
144A 7.875% 9/15/23 #	2,040,000	2,254,200
Sprint Capital 6.90% 5/1/19	2,055,000	2,265,637
T-Mobile USA
6.125% 1/15/22	935,000	986,425
6.25% 4/1/21	1,440,000	1,539,000
6.50% 1/15/24	565,000	593,956
6.731% 4/28/22	845,000	914,713
VimpelCom Holdings 144A 5.95% 2/13/23 #	435,000	393,675
Wind Acquisition Finance
144A 7.25% 2/15/18 #	1,720,000	1,818,900
144A 7.375% 4/23/21 #	2,965,000	3,053,950
Windstream
7.50% 6/1/22	1,633,000	1,751,393
7.75% 10/1/21	1,820,000	1,979,250
Zayo Group 10.125% 7/1/20	3,666,000	4,257,143
		54,757,478
Utilities – 2.14%
AES 7.375% 7/1/21	2,143,000	2,464,450
AES Gener 144A 8.375% 12/18/73 #•	1,936,000	2,090,880
Calpine
144A 5.875% 1/15/24 #	720,000	742,500
144A 6.00% 1/15/22 #	2,870,000	3,063,725
Elwood Energy 8.159% 7/5/26	1,405,642	1,553,235
Enel 144A 8.75% 9/24/73 #•	1,570,000	1,813,350
NRG Energy 144A 6.25% 5/1/24 #	2,960,000	2,974,800
		14,702,940
Total Corporate Bonds (cost $520,091,602)		545,468,319

Senior Secured Loans – 10.68%«
Accelent 1st Lien 4.50% 2/21/21	3,490,000	3,475,276
Akorn Tranche B 4.50% 11/13/20	2,910,000	2,919,070
Applied Systems 1st Lien 4.25% 1/15/21	3,450	3,454
Applied Systems 2nd Lien 7.50% 1/15/22	3,210,349	3,255,294
Atkore International 2nd Lien 7.75% 9/27/21	1,700,000	1,707,438
Avast Software 1st Lien 5.00% 3/18/20	1,720,000	1,718,208
Azure Midstream Tranche B 6.50% 10/21/18	2,429,250	2,450,506

NQ-137 [4/14] 6/14 (12675)     7

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	3,525,000	$3,603,999
Borgata Tranche B 1st Lien 6.75% 8/15/18	3,112,200	3,169,256
Caesars Growth Partners 1st Lien 6.25% 4/10/21	1,720,000	1,715,163
Citycenter Holdings Tranche B 5.00% 10/9/20	3,102,225	3,122,098
Clear Channel Communications Tranche D 6.75% 1/30/19	5,265,000	5,229,461
Community Health Systems Tranche D 4.25% 1/27/21	1,790,513	1,798,339
Gentiva Health Services Tranche B 6.50% 10/10/19	2,418,938	2,397,017
Gray Television 4.75% 10/11/19	3,333,998	3,345,461
Hostess Brands 1st Lien 6.75% 3/12/20	3,270,000	3,400,800
Ikaria 5.00% 2/4/22	3,295,000	3,313,192
Kinetic Concepts Tranche E1 4.00% 5/8/18	3,063,106	3,067,483
LTS Buyer 2nd Lien 8.00% 3/15/21	471,213	478,673
Moxie Liberty Tranche B 7.50% 8/21/20	1,695,000	1,741,613
Moxie Patriot (Panda Power Fund) Tranche B1
6.75% 12/18/20	1,675,000	1,720,016
Nuveen Investments 2nd Lien 6.50% 2/28/19	1,620,000	1,630,703
Otter Products Tranche B 5.25% 4/29/19	3,378,653	3,380,062
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	1,835,000	1,886,609
Patheon 4.25% 1/23/21	3,530,000	3,499,663
Polymer Group Tranche B 5.25% 12/13/19	2,718,188	2,728,381
Rite Aid 2nd Lien 5.75% 8/3/20	1,586,000	1,622,875
Samson Investment 2nd Lien 5.00% 9/25/18	3,430,000	3,437,505
Vantage Drilling Tranche B 1st Lien 5.75% 3/28/19	1,650,831	1,654,270
Total Senior Secured Loans (cost $73,118,014)		73,471,885

	Number of
	Shares
Common Stock – 1.74%
Akorn †	31,641	797,986
B/E Aerospace †	8,330	731,124
Century Communications =†	4,250,000	0
CenturyLink	20,522	716,423
DIRECTV Class A †	19,150	1,486,040
General Motors	20,051	691,358
Hanesbrands	9,500	779,855
Kodiak Oil & Gas †	78,908	1,002,921
Las Vegas Sands	8,255	653,218
NCR †	20,230	617,217
Quiksilver †	126,156	809,922
Range Resources	9,730	880,079
Time Warner Cable	9,885	1,398,332

8     NQ-137 [4/14] 6/14 (12675)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
United Rentals †	8,314	$780,103
Valeant Pharmaceuticals International †	4,897	654,778
Total Common Stock (cost $10,257,745)		11,999,356

Convertible Preferred Stock – 0.53%
Chesapeake Energy 144A 5.75% exercise price $27.77,
expiration date 12/31/49 #	1,564	1,855,295
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16	13,750	703,038
SandRidge Energy 7.00% exercise price $7.76, expiration
date 12/31/49	10,200	1,088,850
Total Convertible Preferred Stock (cost $3,487,463)		3,647,183

Preferred Stock – 1.50%
Ally Financial 144A 144A 7.00% #	5,300	5,275,487
GMAC Capital Trust I 8.125% •	73,000	2,006,770
Regions Financial 6.375%	126,000	3,031,560
Total Preferred Stock (cost $8,990,482)		10,313,817

	Principal amount°
Short-Term Investments – 6.51%
Repurchase Agreements – 6.51%
Bank of America Merrill Lynch
0.02%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $8,550,823 (collateralized by U.S.
government obligations 0.00% - 4.375%
2/15/24 - 5/15/41; market value $8,721,837)	8,550,818	8,550,818
Bank of Montreal
0.03%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $2,850,275 (collateralized by U.S.
government obligations 1.25% - 3.125%
4/30/19 - 2/15/42; market value $2,907,278)	2,850,273	2,850,273
BNP Paribas
0.05%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $33,382,955 (collateralized by U.S.
government obligations 0.00%- 2.75%
6/30/14 - 11/15/43; market value $34,050,567)	33,382,909	33,382,909
Total Short-Term Investments (cost $44,784,000)		44,784,000

NQ-137 [4/14] 6/14 (12675)     9

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

Total Value of Securities – 100.52%
(cost $662,480,850)	$691,732,935

Liabilities Net of Receivables and Other Assets – (0.52%)	(3,581,147)
Net Assets – 100.00%	$688,151,788

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2014, the aggregate value of Rule 144A securities was $317,647,421, which represented 46.16% of the Fund’s net assets. See Note 6 in “Notes.”

✥	100% of the income received was in the form of additional par.
T	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of April 30, 2014. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2014.

The following futures contracts were outstanding at April 30, 2014:1

		Notional			Unrealized
Contracts to		Cost	Notional	Expiration	Appreciation
Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(69)	U.S. Treasury 2 yr Note	$(15,145,305)	$(15,171,375)	7/1/14	$(26,070)
(127)	U.S. Treasury 5 yr Note	(15,078,906)	(15,170,547)	7/1/14	(91,641)
		$(30,224,211)			$(117,711)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

PIK – Pay in kind bond.

10     NQ-137 [4/14] 6/14 (12675)

Notes
Delaware High-Yield Opportunities Fund	April 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware High-Yield Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010-July 31, 2013) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2014.

NQ-137 [4/14] 6/14 (12675)     11

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At April 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$662,511,611
Aggregate unrealized appreciation	$30,896,815
Aggregate unrealized depreciation	(1,675,491)
Net unrealized appreciation	$29,221,324

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2013 will expire as follows: $36,320,419 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

12     NQ-137 [4/14] 6/14 (12675)

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-137 [4/14] 6/14 (12675)     13

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$547,516,694	$—	$547,516,694
Senior Secured Loans	—	73,471,885	—	73,471,885
Common Stock	11,999,356	—	—	11,999,356
Convertible Preferred Stock[1]	703,038	2,944,145	—	3,647,183
Preferred Stock[1]	5,038,330	5,275,487	—	10,313,817
Short-Term Investments	—	44,784,000	—	44,784,000

Total	$17,740,724	$673,992,211	$—	$691,732,935
Futures Contracts	(117,711)	—	—	(117,711)

1 Security type is valued across multiple levels. The amount attributed to Level 1 investments and Level 2 investments represents the following percentages of the total market value of this security type for the Fund. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs.

	Level 1	Level 2	Total
Convertible Preferred Stock	19.28%	80.72%	100.00%
Preferred Stock	48.85%	51.15%	100.00%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

During the period ended April 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of April 30, 2014, the Fund had the following unfunded loan commitments:

Borrower
Men’s Wearhouse Bridge Loan	$3,675,000
Ortho-Clinical Bridge Loan	4,985,000
Polymer Group Bridge Loan	2,567,775

14     NQ-137 [4/14] 6/14 (12675)

(Unaudited)

4. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

5. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

NQ-137 [4/14] 6/14 (12675)     15

(Unaudited)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2014, the Fund had no securities out on loan.

6. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

16     NQ-137 [4/14] 6/14 (12675)

(Unaudited)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2014, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified in the schedule of investments.

7. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-137 [4/14] 6/14 (12675)     17

Schedule of investments
Delaware Core Bond Fund	April 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.11%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	11,004	$12,092
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	3,730	3,913
Series 2002-W11 AV1 0.492% 11/25/32 •	739	675
Total Agency Asset-Backed Securities (cost $15,374)		16,680

Agency Collateralized Mortgage Obligations – 4.34%
Fannie Mae REMICs
Series 2004-49 EB 5.00% 7/25/24	24,395	26,828
Series 2006-105 ME 5.50% 11/25/36	235,000	258,954
Series 2010-35 AB 5.00% 11/25/49	33,238	35,699
Series 2010-116 Z 4.00% 10/25/40	40,384	42,611
Series 2011-134 PA 4.00% 9/25/40	23,915	24,869
Series 2012-19 HB 4.00% 1/25/42	49,069	50,766
Fannie Mae Whole Loan
Series 2003-W15 2A7 5.55% 8/25/43	12,719	13,552
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	20,524	22,875
Series 3027 DE 5.00% 9/15/25	26,202	28,659
Series 3656 PM 5.00% 4/15/40	10,000	10,811
Series 3800 AF 0.652% 2/15/41 •	63,224	63,528
GNMA
Series 2010-113 KE 4.50% 9/20/40	50,000	53,192
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90% 10/29/20	20,000	20,760
Vendee Mortgage Trust
Series 2000-1 1A 6.482% 1/15/30 •	15,760	17,912
Total Agency Collateralized Mortgage Obligations (cost $671,858)		671,016

Agency Mortgage-Backed Securities – 23.07%
Fannie Mae
5.50% 1/1/36	9,623	10,705
5.50% 8/1/37	8,631	9,644
Fannie Mae ARM
2.274% 12/1/33 •	12,131	12,738
2.292% 8/1/34 •	15,267	16,029
2.411% 5/1/43 •	11,007	10,866
2.546% 6/1/43 •	3,994	3,972
3.293% 9/1/43 •	13,483	13,815
Fannie Mae Relocation 30 yr
5.00% 1/1/34	585	636

NQ-592 [4/14] 6/14 (12674)     1

Schedule of investments
Delaware Core Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
2.50% 7/1/27	2,193	$2,214
2.50% 2/1/28	52,456	52,945
2.50% 5/1/28	4,536	4,568
3.00% 11/1/27	3,395	3,509
3.50% 7/1/26	15,524	16,360
4.00% 6/1/25	23,744	25,253
4.00% 11/1/25	96,445	102,916
4.00% 12/1/26	10,764	11,435
4.00% 5/1/27	21,835	23,228
4.50% 4/1/18	1,322	1,404
5.00% 12/1/20	1,398	1,506
5.00% 6/1/23	2,289	2,491
6.00% 12/1/20	1,565	1,659
Fannie Mae S.F. 15 yr TBA
2.50% 5/1/29	323,000	325,019
2.50% 6/1/29	140,000	140,503
3.00% 5/1/29	290,000	299,266
3.50% 6/1/29	268,000	281,526
Fannie Mae S.F. 20 yr
3.00% 8/1/33	5,771	5,811
3.50% 9/1/33	7,760	8,070
4.00% 2/1/31	7,941	8,445
5.00% 11/1/23	1,105	1,211
5.50% 8/1/28	14,898	16,528
5.50% 12/1/29	1,913	2,122
6.00% 12/1/21	784	875
6.00% 9/1/29	7,018	7,890
Fannie Mae S.F. 30 yr
3.00% 7/1/42	24,216	23,621
3.00% 10/1/42	147,116	143,514
3.00% 12/1/42	25,346	24,722
3.00% 1/1/43	60,299	58,815
3.00% 2/1/43	4,705	4,589
3.00% 4/1/43	32,147	31,357
3.00% 5/1/43	8,378	8,174
3.50% 1/1/43	30,188	30,668
4.00% 11/1/40	6,276	6,580
4.00% 1/1/41	30,193	31,657
4.00% 7/1/41	37,609	39,464
4.00% 1/1/43	12,651	13,261
4.00% 8/1/43	4,789	5,022
4.50% 7/1/36	4,747	5,097

2     NQ-592 [4/14] 6/14 (12674)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 4/1/40	7,136	$7,668
4.50% 11/1/40	14,337	15,410
4.50% 2/1/41	6,671	7,169
4.50% 3/1/41	32,436	34,853
4.50% 5/1/41	4,941	5,325
4.50% 10/1/41	19,802	21,261
4.50% 11/1/41	16,880	18,126
4.50% 9/1/43	13,102	14,070
5.00% 2/1/35	70,064	77,237
5.00% 7/1/35	4,719	5,184
5.00% 10/1/35	10,981	12,071
5.00% 11/1/35	3,389	3,726
5.00% 8/1/37	1,016	1,117
5.00% 2/1/38	3,128	3,440
5.50% 2/1/33	8,970	9,994
5.50% 11/1/34	3,256	3,629
5.50% 2/1/35	8,434	9,441
5.50% 3/1/35	1,821	2,027
5.50% 2/1/37	9,442	10,436
5.50% 2/1/38	3,598	4,009
5.50% 9/1/38	10,579	11,762
5.50% 10/1/39	31,785	35,082
6.00% 8/1/37	9,090	10,184
6.00% 9/1/37	1,532	1,717
6.00% 11/1/37	1,340	1,499
6.00% 10/1/38	13,728	15,330
6.00% 12/1/38	9,479	10,606
6.00% 1/1/39	6,284	7,017
6.00% 9/1/39	53,499	59,761
7.50% 12/1/32	4,322	4,733
9.50% 4/1/18	300	329
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/44	33,000	32,154
3.00% 6/1/44	153,000	148,649
3.50% 6/1/44	176,000	178,021
4.00% 5/1/44	6,000	6,286
4.00% 6/1/44	100,000	104,410
4.50% 5/1/44	65,000	69,784
4.50% 6/1/44	239,000	255,730
Freddie Mac ARM
2.349% 4/1/33 •	3,534	3,576
2.464% 4/1/34 •	2,236	2,384

NQ-592 [4/14] 6/14 (12674)     3

Schedule of investments
Delaware Core Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
2.49% 7/1/36 •	3,563	$3,799
2.537% 1/1/44 •	33,209	33,955
4.924% 8/1/38 •	76,157	79,234
Freddie Mac Relocation 15 yr
3.50% 10/1/18	810	823
Freddie Mac S.F. 15 yr
4.00% 8/1/25	7,293	7,754
4.50% 8/1/24	10,206	10,946
4.50% 7/1/25	2,182	2,341
4.50% 6/1/26	4,507	4,835
5.00% 4/1/20	4,124	4,374
5.50% 6/1/20	1,324	1,426
Freddie Mac S.F. 30 yr
3.00% 10/1/42	10,682	10,443
3.00% 11/1/42	14,694	14,393
4.00% 11/1/40	11,626	12,172
4.00% 12/1/40	4,087	4,279
4.00% 2/1/42	8,112	8,494
4.50% 10/1/39	19,470	20,922
4.50% 3/1/42	65,405	70,321
4.50% 10/1/43	5,629	6,057
5.50% 6/1/36	899	995
5.50% 11/1/36	2,178	2,398
5.50% 6/1/38	1,398	1,538
5.50% 3/1/40	4,444	4,888
5.50% 8/1/40	49,431	54,368
5.50% 1/1/41	6,390	7,028
6.00% 8/1/38	59,321	66,497
Freddie Mac S.F. 30 yr TBA
5.50% 5/1/43	45,000	49,598
GNMA I S.F. 30 yr
7.50% 2/15/32	1,612	1,967
Total Agency Mortgage-Backed Securities (cost $3,552,671)		3,562,752

Commercial Mortgage-Backed Securities – 1.43%
Banc of America Commercial Mortgage Trust
Series 2007-4 AM 6.015% 2/10/51 •	10,000	11,239
Commercial Mortgage Pass Through Certificates
Series 2014-LC15 A4 4.006% 4/10/47 t	10,000	10,377
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 AAB 5.644% 2/15/39 •	4,964	5,039

4     NQ-592 [4/14] 6/14 (12674)

(Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K708 B 144A 3.891% 2/25/45 #•	30,000	$30,811
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6 5.396% 8/10/38 •	7,735	7,739
Series 2006-GG6 A4 5.553% 4/10/38 •	25,000	26,545
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.641% 8/12/37 •	10,000	10,780
Series 2005-LDP5 D 5.56% 12/15/44 •	10,000	10,464
Series 2006-LDP8 AM 5.44% 5/15/45	25,000	27,276
Series 2011-C5 A3 4.171% 8/15/46	20,000	21,469
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.376% 11/14/42 •	25,000	26,216
Series 2007-T27 A4 5.831% 6/11/42 •	20,000	22,375
WF-RBS Commercial Mortgage Trust
Series 2014-C20 A5 3.995% 5/15/47	10,000	10,300
Total Commercial Mortgage-Backed Securities (cost $216,786)		220,630

Corporate Bonds – 37.21%
Banking – 5.81%
Abbey National Treasury Services 3.05% 8/23/18	20,000	20,851
Bank Nederlandse Gemeenten 144A 2.625% 4/28/21 #	28,000	27,939
Bank of America 4.00% 4/1/24	55,000	55,389
BB&T
5.20% 12/23/15	30,000	32,065
5.25% 11/1/19	101,000	114,467
City National 5.25% 9/15/20	15,000	16,820
Fifth Third Bancorp 4.30% 1/16/24	15,000	15,448
Goldman Sachs Group 4.00% 3/3/24	25,000	25,135
JPMorgan Chase
3.875% 2/1/24	45,000	45,738
6.75% 8/29/49 •	30,000	31,950
Morgan Stanley
3.875% 4/29/24	30,000	29,882
5.00% 11/24/25	45,000	46,792
Northern Trust 3.95% 10/30/25	45,000	45,738
PNC Financial Services Group 3.90% 4/29/24	55,000	55,213
Santander Holdings USA 4.625% 4/19/16	20,000	21,403
State Street 3.10% 5/15/23	15,000	14,412
SunTrust Banks 3.60% 4/15/16	20,000	21,021
SVB Financial Group 5.375% 9/15/20	50,000	56,487
US Bancorp
3.15% 3/4/15	55,000	56,343
3.70% 1/30/24	35,000	35,878

NQ-592 [4/14] 6/14 (12674)     5

Schedule of investments
Delaware Core Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Wachovia 0.596% 10/15/16 •	20,000	$19,962
Wells Fargo
3.00% 1/22/21	20,000	20,244
5.90% 12/29/49 •	10,000	10,288
Zions Bancorp 7.75% 9/23/14	75,000	76,884
		896,349
Basic Industry – 2.23%
Barrick Gold 4.10% 5/1/23	15,000	14,633
CF Industries
5.15% 3/15/34	10,000	10,502
6.875% 5/1/18	75,000	88,302
Georgia-Pacific 8.00% 1/15/24	45,000	59,975
International Paper
6.00% 11/15/41	15,000	17,644
7.50% 8/15/21	10,000	12,628
Lubrizol 5.50% 10/1/14	15,000	15,298
Plains Exploration & Production 6.50% 11/15/20	15,000	16,631
Potash 3.625% 3/15/24	15,000	15,064
Rio Tinto Finance USA 3.50% 11/2/20	25,000	25,873
Rock-Tenn
3.50% 3/1/20	15,000	15,393
4.00% 3/1/23	10,000	10,187
4.45% 3/1/19	5,000	5,385
Weyerhaeuser 4.625% 9/15/23	35,000	37,049
		344,564
Brokerage – 0.74%
Jefferies Group
5.125% 1/20/23	20,000	21,153
5.875% 6/8/14	10,000	10,051
6.45% 6/8/27	15,000	16,192
6.50% 1/20/43	10,000	10,758
Lazard Group 6.85% 6/15/17	50,000	56,826
		114,980
Capital Goods – 0.47%
Crane
2.75% 12/15/18	5,000	5,075
4.45% 12/15/23	20,000	20,740
General Electric 4.50% 3/11/44	10,000	10,341
Ingersoll-Rand Global Holding 144A 4.25% 6/15/23 #	30,000	30,861
URS 3.85% 4/1/17	5,000	5,224
		72,241

6     NQ-592 [4/14] 6/14 (12674)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications – 3.98%
American Tower 5.00% 2/15/24	10,000	$10,658
American Tower Trust I
144A 1.551% 3/15/43 #	10,000	9,813
144A 3.07% 3/15/23 #	30,000	29,020
AT&T 3.90% 3/11/24	40,000	40,546
CC Holdings GS V 3.849% 4/15/23	10,000	9,833
Comcast 4.75% 3/1/44	30,000	31,396
Crown Castle Towers 144A 4.883% 8/15/20 #	85,000	94,376
DIRECTV Holdings 4.45% 4/1/24	15,000	15,248
Interpublic Group 4.20% 4/15/24	20,000	20,370
Rogers Communications 5.00% 3/15/44	15,000	15,410
SBA Tower Trust 144A 2.24% 4/16/18 #	25,000	24,650
SES 144A 3.60% 4/4/23 #	45,000	44,003
SES Global Americas Holdings
144A 2.50% 3/25/19 #	5,000	5,010
144A 5.30% 3/25/44 #	15,000	15,632
Telefonica Emisiones 6.421% 6/20/16	85,000	94,342
Time Warner Cable 8.25% 4/1/19	30,000	38,034
Verizon Communications
4.15% 3/15/24	5,000	5,133
5.15% 9/15/23	90,000	99,397
6.40% 9/15/33	10,000	12,094
		614,965
Consumer Cyclical – 3.04%
CVS Caremark 4.00% 12/5/23	30,000	31,131
Delphi 4.15% 3/15/24	45,000	46,138
Historic TW 6.875% 6/15/18	85,000	101,104
Host Hotels & Resorts 3.75% 10/15/23	50,000	49,245
Hyundai Capital America 144A 2.55% 2/6/19 #	20,000	20,066
International Game Technology 5.35% 10/15/23	55,000	59,121
Marriott International 3.375% 10/15/20	15,000	15,184
QVC 4.375% 3/15/23	35,000	34,801
TRW Automotive 144A 4.45% 12/1/23 #	40,000	40,900
Viacom 5.25% 4/1/44	10,000	10,500
Wyndham Worldwide 4.25% 3/1/22	50,000	50,899
Yum Brands 3.875% 11/1/23	10,000	10,111
		469,200
Consumer Non-Cyclical – 2.48%
Anheuser-Busch InBev Finance 3.70% 2/1/24	15,000	15,404
Boston Scientific
2.65% 10/1/18	10,000	10,156
6.00% 1/15/20	25,000	29,003

NQ-592 [4/14] 6/14 (12674)     7

Schedule of investments
Delaware Core Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CareFusion 6.375% 8/1/19	30,000	$34,785
Celgene 3.95% 10/15/20	35,000	36,923
Gilead Sciences 3.70% 4/1/24	25,000	25,421
Kroger 3.30% 1/15/21	20,000	20,262
McKesson 3.796% 3/15/24	35,000	35,460
PepsiCo 3.60% 3/1/24	50,000	50,923
Quest Diagnostics 2.70% 4/1/19	10,000	10,052
Thermo Fisher Scientific
2.40% 2/1/19	20,000	20,218
4.15% 2/1/24	10,000	10,454
Zimmer Holdings 4.625% 11/30/19	75,000	83,337
		382,398
Electric – 4.06%
American Transmission Systems 144A 5.25% 1/15/22 #	10,000	10,874
Cleveland Electric Illuminating 5.50% 8/15/24	10,000	11,368
Electricite de France
144A 4.60% 1/27/20 #	35,000	38,593
144A 4.875% 1/22/44 #	20,000	20,701
Entergy Arkansas 3.70% 6/1/24	5,000	5,143
Entergy Louisiana 4.05% 9/1/23	35,000	37,169
Exelon Generation 4.25% 6/15/22	35,000	35,910
Great Plains Energy
4.85% 6/1/21	15,000	16,285
5.292% 6/15/22	15,000	16,880
Integrys Energy Group 6.11% 12/1/66 •	40,000	40,174
LG&E & KU Energy
3.75% 11/15/20	25,000	25,796
4.375% 10/1/21	30,000	31,854
MidAmerican Energy Holdings 144A 3.75% 11/15/23 #	55,000	56,228
National Rural Utilities Cooperative Finance
4.75% 4/30/43 •	30,000	28,500
NextEra Energy Capital Holdings
3.625% 6/15/23	10,000	9,751
6.35% 10/1/66 •	25,000	24,639
Pennsylvania Electric 5.20% 4/1/20	50,000	55,381
PPL Electric Utilities 3.00% 9/15/21	20,000	20,234
Public Service New Hampshire 3.50% 11/1/23	15,000	15,276
SCANA 4.125% 2/1/22	10,000	10,147
Southwestern Electric Power 6.45% 1/15/19	45,000	53,317
Wisconsin Energy 6.25% 5/15/67 •	60,000	62,068
		626,288

8     NQ-592 [4/14] 6/14 (12674)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy – 2.25%
Continental Resources 4.50% 4/15/23	45,000	$47,373
Husky Energy 4.00% 4/15/24	50,000	51,645
Petroleos Mexicanos 5.50% 1/21/21	20,000	22,000
Pride International 6.875% 8/15/20	80,000	96,315
Statoil 2.90% 11/8/20	15,000	15,281
Sunoco Logistics Partners Operations 3.45% 1/15/23	25,000	24,171
Talisman Energy 5.50% 5/15/42	50,000	51,706
Woodside Finance 144A 8.75% 3/1/19 #	30,000	38,144
		346,635
Financials – 2.54%
General Electric Capital
4.375% 9/16/20	320,000	350,636
6.00% 8/7/19	35,000	41,345
		391,981
Insurance – 2.77%
Allstate 5.75% 8/15/53 •	20,000	21,437
American International Group 4.125% 2/15/24	35,000	36,700
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	56,151
Chubb 6.375% 3/29/67 •	35,000	39,025
Highmark
144A 4.75% 5/15/21 #	20,000	19,767
144A 6.125% 5/15/41 #	5,000	4,747
Liberty Mutual Group
144A 4.25% 6/15/23 #	25,000	25,717
144A 4.95% 5/1/22 #	5,000	5,403
MetLife 6.817% 8/15/18	110,000	131,538
Prudential Financial
5.625% 6/15/43 •	40,000	41,500
6.00% 12/1/17	40,000	46,119
		428,104
Natural Gas – 2.48%
El Paso Pipeline Partners Operating
4.30% 5/1/24	5,000	5,038
6.50% 4/1/20	15,000	17,517
Energy Transfer Partners
5.15% 2/1/43	20,000	19,863
5.95% 10/1/43	15,000	16,491
9.70% 3/15/19	18,000	23,411
EnLink Midstream Partners 4.40% 4/1/24	40,000	41,262
Enterprise Products Operating 7.034% 1/15/68 •	20,000	22,669
Kinder Morgan Energy Partners 9.00% 2/1/19	50,000	64,034
NiSource Finance 6.125% 3/1/22	40,000	46,644

NQ-592 [4/14] 6/14 (12674)     9

Schedule of investments
Delaware Core Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
Plains All American Pipeline 8.75% 5/1/19	45,000	$58,101
Southern Natural Gas 4.40% 6/15/21	20,000	21,318
TransCanada PipeLines 6.35% 5/15/67 •	45,000	46,856
		383,204
Real Estate – 1.56%
Carey (W.P.) 4.60% 4/1/24	15,000	15,337
CBL & Associates 5.25% 12/1/23	15,000	15,660
Corporate Office Properties
3.60% 5/15/23	20,000	19,001
5.25% 2/15/24	10,000	10,685
Digital Realty Trust
5.25% 3/15/21	40,000	42,375
5.875% 2/1/20	35,000	38,605
Duke Realty 3.625% 4/15/23	20,000	19,290
Prologis 3.35% 2/1/21	10,000	10,089
Regency Centers
4.80% 4/15/21	15,000	16,121
5.875% 6/15/17	14,000	15,782
WEA Finance 144A 4.625% 5/10/21 #	35,000	38,567
		241,512
Technology – 1.91%
Apple 3.45% 5/6/24	20,000	20,078
Cisco Systems
2.90% 3/4/21	10,000	10,087
3.625% 3/4/24	25,000	25,460
EMC 2.65% 6/1/20	20,000	20,184
Hewlett-Packard 1.167% 1/14/19 •	20,000	20,069
Microsoft 2.125% 11/15/22	30,000	28,010
National Semiconductor 6.60% 6/15/17	50,000	57,956
NetApp
2.00% 12/15/17	20,000	20,337
3.25% 12/15/22	15,000	14,111
Seagate HDD Cayman 144A 4.75% 6/1/23 #	15,000	15,094
Xerox 6.35% 5/15/18	55,000	64,085
		295,471
Transportation – 0.89%
Burlington Northern Santa Fe 3.85% 9/1/23	40,000	41,386
ERAC USA Finance 144A 4.50% 8/16/21 #	30,000	32,166
Hunt (J.B.) Transport Services
2.40% 3/15/19	5,000	5,021
3.85% 3/15/24	15,000	15,213
Norfolk Southern 4.80% 8/15/43	15,000	15,959

10     NQ-592 [4/14] 6/14 (12674)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
United Airlines 2014-1 Pass Through Trust
4.00% 4/11/26 t	5,000	$5,050
United Parcel Service 5.125% 4/1/19	20,000	22,860
		137,655
Total Corporate Bonds (cost $5,599,699)		5,745,547

Non-Agency Asset-Backed Securities – 8.42%
Ally Master Owner Trust
Series 2014-2 A 0.522% 1/16/18 •	40,000	40,000
American Express Credit Account Master Trust
Series 2013-1 A 0.572% 2/16/21 •	100,000	100,467
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.202% 11/15/19 •	200,000	198,791
Chase Issuance Trust
Series 2007-A5 A5 0.192% 3/15/19 •	100,000	99,405
Series 2012-A9 A9 0.302% 10/16/17 •	115,000	115,034
Series 2013-A3 A3 0.432% 4/15/20 •	105,000	104,693
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 0.432% 5/26/20 •	100,000	99,973
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A2 0.552% 2/15/19 •	35,000	35,008
Golden Credit Card Trust
Series 2014-2A A 144A 0.685% 3/15/21 #•	275,000	275,000
John Deere Owner Trust
Series 2011-A A4 1.96% 4/16/18	28,512	28,561
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	22,013	23,479
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	30,000	30,051
Volkswagen Credit Auto Master Owner Trust
Series 2011-1A Note 144A 0.832% 9/20/16 #•	120,000	120,264
World Omni Automobile Lease Securitization Trust
Series 2012-A A3 0.93% 11/16/15	29,243	29,291
Total Non-Agency Asset-Backed Securities
(cost $1,295,989)		1,300,017

U.S. Treasury Obligations – 23.70%
U.S. Treasury Bonds
3.625% 2/15/44	210,000	216,530
3.75% 11/15/43	250,000	263,828
U.S. Treasury Note
0.50% 8/15/14	1,090,000	1,091,427
0.875% 4/15/17	20,000	20,013

NQ-592 [4/14] 6/14 (12674)     11

Schedule of investments
Delaware Core Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
1.625% 4/30/19	890,000	$887,671
2.75% 2/15/24	1,170,000	1,180,329
Total U.S. Treasury Obligations (cost $3,638,945)		3,659,798

Preferred Stock – 0.17%
Alabama Power 5.625%	825	20,254
Integrys Energy Group 6.00% •	250	6,313
Total Preferred Stock (cost $26,339)		26,567

Short-Term Investments – 13.60%
Repurchase Agreements – 11.93%
Bank of America Merrill Lynch
0.02%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $351,702 (collateralized by U.S.
government obligations 0.00% - 4.375% 2/15/24 -
5/15/41; market value $358,736)	351,702	351,702
Bank of Montreal
0.03%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $117,234 (collateralized by U.S.
government obligations 1.25% - 3.125% 4/30/19 -
2/15/42; market value $119,579)	117,234	117,234
BNP Paribas
0.05%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $1,373,066 (collateralized by U.S.
government obligations 0.00% - 2.75% 6/30/14 -
11/15/43; market value $1,400,526)	1,373,064	1,373,064
		1,842,000
U.S. Treasury Obligation – 1.67%≠
U.S. Treasury Bill 0.093% 11/13/14	257,651	257,591
		257,591
Total Short-Term Investments (cost $2,099,521)		2,099,591

Total Value of Securities – 112.05%
(cost $17,117,182)		17,302,598

Liabilities Net of Receivables and Other Assets – (12.05%)		(1,860,720)
Net Assets – 100.00%		$15,441,878

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2014, the aggregate value of Rule 144A securities was $1,074,346, which represents 6.96% of the Fund’s net assets. See Note 5 in “Notes.”

12    NQ-592 [4/14] 6/14 (12674)

(Unaudited)

t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of April 30, 2014. Interest rates reset periodically.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
GNMA – Government National Mortgage Association
NCUA – National Credit Union Administration
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

NQ-592 [4/14] 6/14 (12674)     13

Notes
Delaware Core Bond Fund	April 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds (Trust) – Delaware Core Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as broker/ dealer-supplied prices. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010 – July 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2014.

14     NQ-592 [4/14] 6/14 (12674)

(Unaudited)

To Be Announced Trades (TBA) – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g, when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

2. Investments

At April 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$17,119,418
Aggregate unrealized appreciation	$236,293
Aggregate unrealized depreciation	(53,113)
Net unrealized appreciation	$183,180

NQ-592 [4/14] 6/14 (12674)     15

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

16    NQ-592 [4/14] 6/14 (12674)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage Backed Securities[1]	$—	$5,760,795	$10,300	$5,771,095
Corporate Debt	—	5,745,547	—	5,745,547
Preferred Stock	26,567	—	—	26,567
Short-Term Investments	—	2,099,591	—	2,099,591
U.S. Treasury Obligations	—	3,659,798	—	3,659,798

Total	$26,567	$17,265,731	$10,300	$17,302,598

1Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 99.82% and 10.18%, respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs while Level 3 investments represent investments without observable inputs.

During the period ended April 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at April 30, 2014.

NQ-592 [4/14] 6/14 (12674)     17

(Unaudited)

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

18     NQ-592 [4/14] 6/14 (12674)

(Unaudited)

During the period ended April 30, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various menas of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2014, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

NQ-592 [4/14] 6/14 (12674)     19

(Unaudited)

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

20     NQ-592 [4/14] 6/14 (12674)

Schedule of investments
Delaware Diversified Floating Rate Fund	April 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 0.19%
Fannie Mae REMICs
Series 2004-36 FA 0.552% 5/25/34 •	62,507	$62,640
Series 2005-66 FD 0.452% 7/25/35 •	73,883	73,693
Series 2005-106 QF 0.662% 12/25/35 •	422,965	426,114
Series 2006-105 FB 0.572% 11/25/36 •	63,398	63,557
Series 2007-109 NF 0.702% 12/25/37 •	31,345	31,577
Freddie Mac REMICs
Series 3067 FA 0.502% 11/15/35 •	128,488	128,380
Series 3239 EF 0.502% 11/15/36 •	110,211	110,200
Series 3241 FM 0.532% 11/15/36 •	12,013	12,027
Series 3780 LF 0.552% 3/15/29 •	20,020	20,059
Total Agency Collateralized Mortgage Obligations (cost $921,340)		928,247

Agency Mortgage-Backed Security – 0.00%
Freddie Mac ARM
2.375% 2/1/35 •	20,114	21,301
Total Agency Mortgage-Backed Security (cost $21,245)		21,301

Convertible Bonds – 0.96%
Alere 3.00% exercise price $43.98, expiration date
5/15/16	325,000	352,828
ArvinMeritor 4.00% exercise price $26.73, expiration date
2/12/27 ϕ	454,000	465,634
Blackstone Mortgage Trust 5.25% exercise price $28.66,
expiration date 12/1/18	341,000	376,166
Campus Crest Communities Operating Partnership 144A
4.75% exercise price $12.56, expiration date 10/11/18 #	352,000	347,160
Chesapeake Energy 2.50% exercise price $50.90,
expiration date 5/15/37	51,000	52,721
Energy XXI Bermuda 144A 3.00% exercise price $40.40,
expiration date 12/13/18 #	350,000	346,063
General Cable 4.50% exercise price $35.88, expiration
date 11/15/29 ϕ	432,000	434,160
Helix Energy Solutions Group 3.25% exercise price
$25.02, expiration date 3/12/32	35,000	45,063
L-3 Communications Holdings 3.00% exercise price
$89.08, expiration date 8/1/35	310,000	405,131
MGM Resorts International 4.25% exercise price $18.58,
expiration date 4/10/15	139,000	198,683
Mylan 3.75% exercise price $13.32, expiration date
9/15/15	13,000	49,684
Nuance Communications 2.75% exercise price $32.30,
expiration date 11/1/31	330,000	333,300

NQ-215 [4/14] 6/14 (12680)     1

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
NuVasive 2.75% exercise price $42.13, expiration date
6/30/17	200,000	$225,750
SanDisk 1.50% exercise price $51.83, expiration date
8/11/17	289,000	493,467
Steel Dynamics 5.125% exercise price $17.10, expiration
date 6/15/14	18,000	19,541
TIBCO Software 2.25% exercise price $50.57, expiration
date 4/30/32	166,000	167,141
Titan Machinery 3.75% exercise price $43.17, expiration
date 4/30/19	28,000	24,623
Vantage Drilling 144A 5.50% exercise price $2.39,
expiration date 7/15/43 #	83,000	87,565
Vector Group 1.75% exercise price $27.16, expiration date
4/15/20	397,000	414,865
Total Convertible Bonds (cost $4,465,077)		4,839,545

Corporate Bonds – 57.14%
Advertising – 0.12%
Interpublic Group 4.20% 4/15/24	575,000	585,624
		585,624
Aerospace/Defense – 0.70%
Rockwell Collins 0.583% 12/15/16 •	3,520,000	3,528,730
		3,528,730
Auto Manufacturers – 1.08%
Daimler Finance North America 144A 0.585% 3/10/17 #•	1,200,000	1,201,530
General Motors 144A 3.50% 10/2/18 #	450,000	460,687
Volkswagen International Finance 144A
0.676% 11/18/16 #•	3,745,000	3,761,530
		5,423,747
Auto Parts & Equipment – 0.43%
Delphi
4.15% 3/15/24	675,000	692,067
6.125% 5/15/21	265,000	295,806
TRW Automotive 144A 4.45% 12/1/23 #	1,140,000	1,165,650
		2,153,523
Banking – 11.87%
Australia & New Zealand Banking Group 144A
0.607% 1/10/17 #•	2,250,000	2,253,949
Banco de Costa Rica 144A 5.25% 8/12/18 #	600,000	603,000
Banco Nacional de Costa Rica 144A 4.875% 11/1/18 #	330,000	328,350
Banco Santander Mexico 144A 5.95% 1/30/24 #•	375,000	390,469
BanColombia 5.95% 6/3/21	290,000	315,375

2     NQ-215 [4/14] 6/14 (12680)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
0.487% 10/14/16 •	575,000	$571,779
0.706% 11/14/16 •	3,400,000	3,409,806
1.266% 1/15/19 •	2,175,000	2,204,478
2.00% 1/11/18	250,000	250,655
4.00% 4/1/24	155,000	156,098
Bank of Georgia 144A 7.75% 7/5/17 #	375,000	399,375
Bank of Montreal 0.746% 7/15/16 •	2,220,000	2,235,948
Barclays Bank 7.625% 11/21/22	400,000	455,250
BB&T 1.093% 6/15/18 •	2,086,000	2,119,472
BBVA Bancomer 144A 6.50% 3/10/21 #	395,000	436,475
Branch Banking & Trust
0.536% 5/23/17 •	1,405,000	1,391,384
0.553% 9/13/16 •	775,000	772,625
CoBank 144A 0.833% 6/15/22 #•	75,000	67,163
Credit Suisse 144A 6.50% 8/8/23 #	515,000	576,177
Credit Suisse Group 144A 7.50% 12/11/49 #•	375,000	407,816
Export-Import Bank of Korea 0.977% 1/14/17 •	2,250,000	2,262,339
Fifth Third Bank 0.644% 2/26/16 •	3,355,000	3,365,048
Goldman Sachs Group
1.425% 4/30/18 •	710,000	720,745
4.00% 3/3/24	115,000	115,621
HBOS 144A 6.75% 5/21/18 #	100,000	114,096
HSBC Bank 144A 0.876% 5/15/18 #•	1,400,000	1,411,974
ING Bank 144A 5.80% 9/25/23 #	985,000	1,081,910
JPMorgan Chase 6.75% 8/29/49 •	870,000	926,550
JPMorgan Chase Bank 0.563% 6/13/16 •	4,080,000	4,062,782
Lloyds Banking Group 7.50% 4/30/49 •	1,365,000	1,429,837
Morgan Stanley
1.079% 1/24/19 •	1,715,000	1,723,352
1.485% 2/25/16 •	930,000	943,794
1.509% 4/25/18 •	1,735,000	1,772,703
National City Bank 0.604% 6/7/17 •	500,000	496,151
Oversea-Chinese Banking 144A 4.00% 10/15/24 #•	765,000	762,668
PNC Financial Services Group 3.90% 4/29/24	595,000	597,309
PNC Preferred Funding Trust II 144A 1.456% 3/31/49 #•	2,500,000	2,431,250
Rabobank 4.625% 12/1/23	400,000	417,678
RBS Capital Trust I 2.099% 12/29/49 •	350,000	343,000
Santander Holdings USA 3.45% 8/27/18	495,000	517,486
Santander UK 144A 5.00% 11/7/23 #	1,005,000	1,063,219
Siam Commercial Bank 144A 3.50% 4/7/19 #	405,000	408,180
SunTrust Bank 0.526% 8/24/15 •	985,000	983,174

NQ-215 [4/14] 6/14 (12680)     3

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Svenska Handelsbanken 0.684% 3/21/16 •	615,000	$618,205
Toronto-Dominion Bank 0.775% 4/30/18 •	1,325,000	1,336,394
U.S. Bancorp 0.726% 11/15/18 •	4,340,000	4,364,239
USB Capital IX 3.50% 10/29/49 •	440,000	376,200
Wells Fargo
0.758% 7/20/16 •	1,480,000	1,489,090
0.856% 4/23/18 •	2,600,000	2,623,208
5.90% 12/29/49 •	335,000	344,647
Woori Bank 144A 4.75% 4/30/24 #	380,000	379,522
Zions Bancorp
4.50% 3/27/17	315,000	336,314
4.50% 6/13/23	420,000	422,394
		59,586,723
Beverages – 1.81%
Anheuser-Busch InBev Finance 0.623% 2/1/19 •	2,615,000	2,614,480
Coca-Cola Icecek 144A 4.75% 10/1/18 #	510,000	537,239
Constellation Brands 4.25% 5/1/23	110,000	108,350
PepsiCo 0.444% 2/26/16 •	2,890,000	2,894,488
Pernod-Ricard 144A 2.95% 1/15/17 #	1,250,000	1,301,767
SABMiller Holdings 144A 0.915% 8/1/18 #•	1,630,000	1,643,953
		9,100,277
Biotechnology – 0.35%
Celgene 3.25% 8/15/22	950,000	938,227
Gilead Sciences 3.70% 4/1/24	820,000	833,805
		1,772,032
Building Materials – 0.32%
Cemex 144A 4.976% 10/15/18 #•	1,535,000	1,619,425
		1,619,425
Chemicals – 0.38%
Braskem Finance 6.45% 2/3/24	510,000	531,675
CF Industries 7.125% 5/1/20	250,000	301,645
Dow Chemical 8.55% 5/15/19	140,000	179,663
OCP 144A 5.625% 4/25/24 #	425,000	426,063
Potash 3.625% 3/15/24	465,000	466,986
		1,906,032
Commercial Services – 0.23%
Avis Budget Car Rental 144A 2.986% 12/1/17 #•	965,000	974,650
Korea Expressway 144A 1.875% 10/22/17 #	200,000	200,344
		1,174,994
Computers – 3.30%
Apple 0.523% 5/6/19 •	6,090,000	6,103,538
EMC 2.65% 6/1/20	130,000	131,196

4     NQ-215 [4/14] 6/14 (12680)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Computers (continued)
Hewlett-Packard
0.633% 5/30/14 •	75,000	$75,015
1.167% 1/14/19 •	5,170,000	5,187,857
International Business Machines
0.604% 2/12/19 •	3,560,000	3,582,663
1.625% 5/15/20	590,000	561,097
NetApp 3.25% 12/15/22	645,000	606,763
Seagate HDD Cayman 144A 4.75% 6/1/23 #	330,000	332,063
		16,580,192
Diversified Financial Services – 4.47%
American Honda Finance 144A 0.609% 5/26/16 #•	1,430,000	1,437,081
Crown Castle Towers 144A 4.883% 8/15/20 #	685,000	760,562
ERAC USA Finance
144A 4.50% 8/16/21 #	555,000	595,065
144A 5.25% 10/1/20 #	120,000	135,359
Ford Motor Credit 1.487% 5/9/16 •	2,300,000	2,338,822
General Electric Capital
0.603% 5/5/26 •	965,000	882,423
0.737% 1/14/19 •	2,050,000	2,054,313
1.233% 3/15/23 •	1,050,000	1,050,460
144A 3.80% 6/18/19 #	250,000	265,451
6.00% 8/7/19	215,000	253,976
7.125% 12/15/49 •	200,000	230,362
Hyundai Capital America
144A 2.55% 2/6/19 #	220,000	220,725
144A 4.00% 6/8/17 #	310,000	331,203
Jefferies Group 5.125% 1/20/23	875,000	925,438
John Deere Capital 0.518% 10/11/16 •	2,390,000	2,400,820
Lazard Group 4.25% 11/14/20	1,405,000	1,462,186
MMC Finance 144A 5.55% 10/28/20 #	284,000	275,480
National Rural Utilities Cooperative Finance
0.483% 5/27/16 •	1,750,000	1,751,671
0.536% 11/23/16 •	2,500,000	2,505,393
4.75% 4/30/43 •	310,000	294,500
PACCAR Financial 0.835% 12/6/18 •	2,000,000	2,014,014
USB Realty 144A 1.475% 12/22/49 #•	300,000	279,000
		22,464,304
Electric – 3.98%
Ameren Illinois 9.75% 11/15/18	165,000	215,861
American Transmission Systems 144A 5.25% 1/15/22 #	1,210,000	1,315,708
Cleveland Electric Illuminating 5.50% 8/15/24	360,000	409,259
Commonwealth Edison 2.15% 1/15/19	1,000,000	1,005,081

NQ-215 [4/14] 6/14 (12680)     5

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Duke Energy Indiana 0.578% 7/11/16 •	2,350,000	$2,354,528
Electricite de France
144A 0.688% 1/20/17 #•	2,460,000	2,469,104
144A 5.25% 12/29/49 #•	1,995,000	2,040,885
Exelon Generation 4.25% 6/15/22	815,000	836,200
Great Plains Energy 4.85% 6/1/21	730,000	792,550
Integrys Energy Group 6.11% 12/1/66 •	410,000	411,779
LG&E & KU Energy
3.75% 11/15/20	350,000	361,139
4.375% 10/1/21	300,000	318,541
NextEra Energy Capital Holdings
3.625% 6/15/23	180,000	175,518
6.35% 10/1/66 •	585,000	576,541
NiSource Finance 5.45% 9/15/20	2,055,000	2,331,065
NSTAR Electric 0.476% 5/17/16 •	850,000	849,239
NV Energy 6.25% 11/15/20	390,000	460,687
Pennsylvania Electric 5.20% 4/1/20	625,000	692,269
PPL Capital Funding 6.70% 3/30/67 •	115,000	116,226
Public Service New Hampshire 3.50% 11/1/23	390,000	397,179
SCANA 4.125% 2/1/22	370,000	375,430
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #	1,005,000	1,002,719
144A 4.125% 5/7/24 #	295,000	295,228
Wisconsin Energy 6.25% 5/15/67 •	155,000	160,341
		19,963,077
Electronics – 0.30%
National Semiconductor 6.60% 6/15/17	310,000	359,328
Samsung Electronics America 144A 1.75% 4/10/17 #	500,000	501,497
Thermo Fisher Scientific 2.40% 2/1/19	615,000	621,715
		1,482,540
Engineering & Construction – 0.25%
OAS Investments 144A 8.25% 10/19/19 #	405,000	415,631
Odebrecht Offshore Drilling Finance
144A 6.625% 10/1/22 #	450,000	472,500
144A 6.75% 10/1/22 #	262,683	275,489
URS 3.85% 4/1/17	85,000	88,807
		1,252,427
Entertainment – 0.22%
International Game Technology 5.35% 10/15/23	1,025,000	1,101,800
		1,101,800
Food – 2.20%
ARAMARK 5.75% 3/15/20	1,300,000	1,369,875

6     NQ-215 [4/14] 6/14 (12680)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Food (continued)
General Mills
0.428% 1/28/16 •	1,780,000	$1,782,056
0.527% 1/29/16 •	770,000	771,263
JBS Investments 144A 7.75% 10/28/20 #	560,000	598,500
Kellogg 0.467% 2/13/15 •	2,120,000	2,122,404
Kroger
0.756% 10/17/16 •	3,700,000	3,711,307
3.30% 1/15/21	490,000	496,413
Want Want China Finance 144A 1.875% 5/14/18 #	200,000	193,870
		11,045,688
Forest Products & Paper – 0.38%
Georgia-Pacific 8.00% 1/15/24	400,000	533,112
International Paper 7.50% 8/15/21	1,070,000	1,351,233
		1,884,345
Gas – 0.04%
CenterPoint Energy 6.50% 5/1/18	150,000	173,907
		173,907
Healthcare – 0.73%
Boston Scientific
2.65% 10/1/18	285,000	289,445
6.00% 1/15/20	685,000	794,693
CareFusion 6.375% 8/1/19	825,000	956,597
Medtronic 0.324% 2/27/17 •	1,330,000	1,329,445
Quest Diagnostics 2.70% 4/1/19	305,000	306,590
		3,676,770
Household Products/Wares – 0.30%
Reynolds Group Issuer 8.25% 2/15/21	1,405,000	1,526,181
		1,526,181
Insurance – 2.34%
American International Group 8.25% 8/15/18	700,000	876,172
Berkshire Hathaway Finance 0.377% 1/10/17 •	735,000	735,902
Chubb 6.375% 3/29/67 •	260,000	289,900
ING U.S. 5.65% 5/15/53 •	485,000	487,377
Metropolitan Life Global Funding I 144A
0.756% 7/15/16 #•	4,350,000	4,380,293
Principal Life Global Funding II 144A 0.604% 5/27/16 #•	1,530,000	1,536,487
Prudential Financial
1.016% 8/15/18 •	2,800,000	2,806,474
5.625% 6/15/43 •	365,000	378,687
XL Group 6.50% 12/29/49 •	255,000	252,450
		11,743,742

NQ-215 [4/14] 6/14 (12680)     7

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Internet – 0.33%
Amazon.com 2.50% 11/29/22	755,000	$706,321
Baidu 3.25% 8/6/18	585,000	599,040
Tencent Holdings 144A 3.375% 5/2/19 #	350,000	352,265
		1,657,626
Iron/Steel – 0.35%
Metalloinvest Finance
144A 5.625% 4/17/20 #	600,000	538,500
144A 6.50% 7/21/16 #	755,000	753,113
Samarco Mineracao 144A 5.75% 10/24/23 #	460,000	468,050
		1,759,663
Leisure Time – 0.06%
Carnival 1.20% 2/5/16	305,000	306,938
		306,938
Lodging – 0.14%
Marriott International 3.375% 10/15/20	395,000	399,846
Wyndham Worldwide 3.90% 3/1/23	290,000	287,791
		687,637
Media – 1.21%
Columbus International 144A 7.375% 3/30/21 #	1,020,000	1,069,725
DIRECTV Holdings 4.45% 4/1/24	485,000	493,034
Historic TW 6.875% 6/15/18	400,000	475,785
NBCUniversal Enterprise 144A 0.911% 4/15/18 #•	2,910,000	2,944,210
Time Warner Cable
5.85% 5/1/17	180,000	204,055
8.25% 4/1/19	695,000	881,127
		6,067,936
Mining – 0.40%
Barrick Gold 4.10% 5/1/23	295,000	287,786
FMG Resources August 2006 144A 6.875% 4/1/22 #	475,000	510,031
Rio Tinto Finance USA 1.073% 6/17/16 •	995,000	1,005,831
Vedanta Resources 144A 6.00% 1/31/19 #	215,000	215,269
		2,018,917
Miscellaneous Manufacturing – 0.32%
Crane
2.75% 12/15/18	145,000	147,165
4.45% 12/15/23	655,000	679,240

8     NQ-215 [4/14] 6/14 (12680)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Miscellaneous Manufacturing (continued)
Ingersoll-Rand Global Holding 144A 4.25% 6/15/23 #	775,000	$797,241
		1,623,646
Natural Gas – 0.45%
El Paso Pipeline Partners Operating 4.30% 5/1/24	385,000	387,921
EnLink Midstream Partners 4.40% 4/1/24	1,120,000	1,155,324
Kinder Morgan Energy Partners 3.50% 3/1/21	700,000	701,943
		2,245,188
Oil & Gas – 6.10%
BP Capital Markets
0.643% 11/7/16 •	1,480,000	1,489,037
0.777% 5/10/19 •	2,360,000	2,367,552
Canadian Natural Resources 0.609% 3/30/16 •	3,760,000	3,766,460
Chesapeake Energy 3.467% 4/15/19 •	1,375,000	1,389,609
CNOOC Nexen Finance 2014 4.25% 4/30/24	715,000	716,572
Continental Resources 4.50% 4/15/23	1,375,000	1,447,522
Devon Energy 0.773% 12/15/16 •	2,465,000	2,474,296
Ecopetrol 7.625% 7/23/19	5,000	6,037
Husky Energy 4.00% 4/15/24	770,000	795,327
KazMunayGas National 144A 9.125% 7/2/18 #	430,000	515,463
Newfield Exploration 5.625% 7/1/24	1,095,000	1,147,013
Nostrum Oil & Gas Finance 144A 6.375% 2/14/19 #	335,000	336,675
ONGC Videsh 2.50% 5/7/18	415,000	400,973
Pacific Rubiales Energy
144A 5.375% 1/26/19 #	465,000	478,950
144A 7.25% 12/12/21 #	335,000	367,663
Pertamina Persero
144A 4.30% 5/20/23 #	200,000	182,750
144A 4.875% 5/3/22 #	200,000	192,750
Petrobras Global Finance
2.366% 1/15/19 •	1,025,000	1,020,900
4.875% 3/17/20	255,000	259,316
6.25% 3/17/24	255,000	268,490
Plains Exploration & Production 6.50% 11/15/20	380,000	421,325
Shell International Finance 0.446% 11/15/16 •	2,500,000	2,506,615
Statoil
0.526% 5/15/18 •	2,280,000	2,283,217
0.697% 11/8/18 •	2,640,000	2,661,762
Total Capital Canada 0.606% 1/15/16 •	796,000	801,166
Total Capital International 0.807% 8/10/18 •	2,320,000	2,341,012
		30,638,452

NQ-215 [4/14] 6/14 (12680)     9

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Packaging & Containers – 0.32%
Beverage Packaging Holdings Luxembourg II 144A
6.00% 6/15/17 #	600,000	$619,500
Rock-Tenn
3.50% 3/1/20	640,000	656,765
4.00% 3/1/23	240,000	244,490
4.45% 3/1/19	95,000	102,308
		1,623,063
Pharmaceuticals – 2.33%
McKesson 0.635% 9/10/15 •	2,495,000	2,498,885
Merck 0.596% 5/18/18 •	4,695,000	4,711,024
Pfizer 0.533% 6/15/18 •	3,010,000	3,019,319
Zoetis 1.875% 2/1/18	1,470,000	1,468,365
		11,697,593
Pipelines – 2.01%
El Paso Pipeline Partners Operating 6.50% 4/1/20	880,000	1,027,648
Enbridge 0.883% 10/1/16 •	2,700,000	2,711,367
Enbridge Energy Partners 8.05% 10/1/37 •	411,000	466,177
Enterprise Products Operating 7.034% 1/15/68 •	635,000	719,730
Kinder Morgan Energy Partners 3.50% 9/1/23	200,000	191,932
Oleoducto Central 144A 4.00% 5/7/21 #	485,000	481,930
Sunoco Logistics Partners Operations 3.45% 1/15/23	1,960,000	1,895,030
TransCanada PipeLines
0.914% 6/30/16 •	2,500,000	2,522,385
6.35% 5/15/67 •	50,000	52,063
		10,068,262
Real Estate – 1.21%
Alexandria Real Estate Equities 4.60% 4/1/22	80,000	83,823
American Tower 5.00% 2/15/24	225,000	239,806
American Tower Trust I 144A 1.551% 3/15/43 #	1,280,000	1,256,109
CBL & Associates 5.25% 12/1/23	405,000	422,821
Corporate Office Properties
3.60% 5/15/23	225,000	213,758
5.25% 2/15/24	575,000	614,413
Digital Realty Trust 5.25% 3/15/21	310,000	328,403
Duke Realty 3.625% 4/15/23	180,000	173,613
Host Hotels & Resorts
3.75% 10/15/23	1,415,000	1,393,643
4.75% 3/1/23	40,000	42,359
Prologis 3.35% 2/1/21	190,000	191,695
WEA Finance 144A 3.375% 10/3/22 #	85,000	85,993
Weyerhaeuser 4.625% 9/15/23	590,000	624,547

10     NQ-215 [4/14] 6/14 (12680)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
WP Carey 4.60% 4/1/24	400,000	$408,984
		6,079,967
Retail – 0.11%
QVC 4.375% 3/15/23	545,000	541,900
		541,900
Software – 0.89%
Oracle 0.806% 1/15/19 •	4,430,000	4,474,459
		4,474,459
Telecommunications – 3.45%
America Movil 1.234% 9/12/16 •	1,715,000	1,741,682
AT&T
0.905% 3/11/19 •	2,200,000	2,218,366
1.144% 11/27/18 •	295,000	301,024
CenturyLink 5.80% 3/15/22	225,000	231,750
Cisco Systems 0.733% 3/1/19 •	1,235,000	1,241,748
Digicel Group 144A 8.25% 9/30/20 #	595,000	636,650
ENTEL Chile 144A 4.875% 10/30/24 #	285,000	299,714
Millicom International Cellular 144A 6.625% 10/15/21 #	400,000	419,000
SBA Tower Trust 144A 2.24% 4/16/18 #	220,000	216,921
SES 144A 3.60% 4/4/23 #	630,000	616,042
SES Global Americas Holdings 144A 2.50% 3/25/19 #	1,280,000	1,282,584
Telefonica Emisiones
4.57% 4/27/23	450,000	472,380
5.134% 4/27/20	150,000	166,266
Telemar Norte Leste 144A 5.50% 10/23/20 #	205,000	208,844
Verizon Communications
144A 0.435% 3/6/15 #•	990,000	990,668
1.984% 9/14/18 •	2,770,000	2,927,677
2.00% 11/1/16	385,000	394,601
4.15% 3/15/24	215,000	220,728
5.15% 9/15/23	585,000	646,077
Virgin Media Finance 144A 6.375% 4/15/23 #	200,000	211,000
Virgin Media Secured Finance 6.50% 1/15/18	550,000	569,607
Vodafone Group 0.62% 2/19/16 •	1,300,000	1,302,581
		17,315,910
Transportation – 1.66%
Canadian National Railway 0.423% 11/6/15 •	3,800,000	3,802,565
DP World Sukuk 144A 6.25% 7/2/17 #	410,000	456,125
Hunt (J.B.) Transport Services
2.40% 3/15/19	105,000	105,451
3.85% 3/15/24	335,000	339,767
Kansas City Southern de Mexico 0.928% 10/28/16 •	2,490,000	2,498,932

NQ-215 [4/14] 6/14 (12680)     11

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Norfolk Southern 3.85% 1/15/24	445,000	$456,954
United Airlines 2014-1 Pass Through Trust
4.00% 4/11/26 t	200,000	202,000
United Parcel Service 5.125% 4/1/19	415,000	474,350
		8,336,144
Total Corporate Bonds (cost $283,828,607)		286,889,381

Municipal Bonds – 1.38%
Missouri Higher Education Loan Authority
Series A-1 1.085% 8/27/29 •	40,672	40,866
New Mexico Educational Assistance Foundation (Libor
Floating)
Series A-3 1.436% 12/1/38 •	120,000	119,705
New York City, New York
Series I 5.00% 8/1/22	185,000	220,304
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	260,000	301,371
North Texas Higher Education Authority Student Loan
Revenue (Libor Floating)
Series A-1 1.333% 4/1/40 •	262,072	266,027
Series A-2 1.334% 7/1/30 •	75,000	75,116
Oklahoma Student Loan Authority (Libor-Indexed)
Series 1 1.305% 6/1/40 •	722,527	726,147
Series A-2A 1.436% 9/1/37 •	95,000	96,786
State of California
Series D 0.805% 12/1/28 •	2,000,000	2,021,160
State of Connecticut
Series A 1.65% 3/1/21 •	750,000	757,965
State of Maryland Local Facilities
Series A 5.00% 8/1/21	225,000	273,377
University of California
(Floating Taxable) Series Y-1 0.651% 7/1/41 •	2,000,000	2,004,040
Total Municipal Bonds (cost $6,835,041)		6,902,864

Non-Agency Asset-Backed Securities – 5.82%
ARI Fleet Lease Trust
Series 2014-A A2 144A 0.81% 11/15/22 #	2,000,000	1,999,800
Avenue CLO VI
Series 2007-6A A1 144A 0.451% 7/17/19 #•	139,928	138,441
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.202% 11/15/19 •	2,000,000	1,987,910

12     NQ-215 [4/14] 6/14 (12680)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Capital One Multi-Asset Execution Trust
Series 2014-A3 A3 0.53% 1/18/22 •	615,000	$615,151
Chase Issuance Trust
Series 2013-A3 A3 0.432% 4/15/20 •	1,000,000	997,072
Chesapeake Funding
Series 2012-2A A 144A 0.602% 5/7/24 #•	810,616	811,861
Series 2014-1A A 144A 0.573% 3/7/26 #•	200,000	200,072
Discover Card Execution Note Trust
Series 2013-A1 A1 0.452% 8/17/20 •	675,000	675,541
Flagship CLO
Series 2013-7A A1 144A 1.698% 1/20/26 #•	1,000,000	997,500
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A2 0.552% 2/15/19 •	2,000,000	2,000,474
Golden Credit Card Trust
Series 2012-3A A 144A 0.602% 7/17/17 #•	765,000	766,490
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.572% 4/10/28 #•	250,000	250,000
KKR Financial CLO
Series 2013-1A A1 144A 1.376% 7/15/25 #•	1,395,000	1,376,614
LCM VI
Series 6A A 144A 0.463% 5/28/19 #•	500,000	490,850
MAPS CLO Fund II
Series 2007-2A A1 144A 0.468% 7/20/22 #•	1,450,000	1,419,463
Master Credit Card Trust II
Series 2012-2A A 144A 0.78% 4/21/17 #	750,000	751,439
Mercedes-Benz Auto Lease Trust
Series 2014-A A2B 0.34% 6/15/16 •	3,000,000	3,000,105
Motor
Series 2013-1A A1 144A 0.652% 2/25/21 #•	766,667	767,570
Mountain View CLO III
Series 2007-3A A1 144A 0.444% 4/16/21 #•	1,486,741	1,471,784
NYLIM Flatiron CLO
Series 2006-1A A2A 144A 0.457% 8/8/20 #•	392,801	388,186
OCP CLO
Series 2013-4A A1A 144A 1.629% 10/24/25 #•	1,500,000	1,492,650
PFS Financing
Series 2013-AA A 144A 0.702% 2/15/18 #•	680,000	680,463
Sudbury Mill CLO
Series 2013-1A X 144A 1.238% 1/17/26 #•	870,000	870,000
Telos CLO
Series 2013-4A A 144A 1.526% 7/17/24 #•	2,000,000	1,977,000
Series 2013-4A X 144A 1.176% 7/17/24 #•	1,000,000	1,000,000
Trade MAPS 1
Series 2013-1A A 144A 0.85% 12/10/18 #•	1,000,000	1,003,120

NQ-215 [4/14] 6/14 (12680)     13

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.552% 10/15/15 #•	1,080,000	$1,091,424
Total Non-Agency Asset-Backed Securities
(cost $29,162,678)		29,220,980

Non-Agency Collateralized Mortgage Obligations – 0.41%
Fannie Mae Connecticut Avenue Securities
Series 2013-C01 M1 2.152% 10/25/23 •	520,980	532,880
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN2 M1 1.002% 4/25/24 •	1,505,000	1,507,092
Total Non-Agency Collateralized Mortgage Obligations (cost $2,025,980)		2,039,972

Senior Secured Loans – 31.09%«
ABC Supply Tranche B 1st Lien 3.50% 4/5/20	462,675	460,747
Air Medical Group Holdings Tranche B1 5.00% 5/29/18	745,541	749,735
Albertsons Tranche B 4.25% 3/21/16	361,270	362,625
Allegion U.S. Holding
Tranche B 0.75% 12/26/20	1,501,238	1,502,176
Applied Systems 1st Lien 4.25% 1/15/21	923,685	924,647
Applied Systems 2nd Lien 7.50% 1/15/22	220,000	223,080
ARAMARK Tranche E 3.25% 9/7/19	1,250,000	1,240,290
Arysta Lifescience 1st Lien 4.50% 5/20/20	297,750	297,747
Arysta Lifescience 2nd Lien 8.25% 11/22/20	435,000	444,516
Atkore International 2nd Lien 7.75% 9/27/21	635,000	637,778
Avast Software 1st Lien 5.00% 3/18/20	1,330,000	1,328,614
Axalta Coating Systems US Holdings 1st Lien
4.00% 2/1/20	347,375	346,917
Azure Midstream Tranche B 6.50% 10/21/18	1,668,875	1,683,478
Bally Technologies Tranche B 4.25% 8/22/20	2,079,550	2,083,437
Biomet 1st Lien 3.50% 7/25/17	789,038	791,222
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	3,120,000	3,189,922
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	642,585	642,764
Bombardier Recreational Products Tranche B 1st Lien
4.00% 1/29/19	426,171	425,150
Bowie Recourse Tranche B 1st Lien 6.75% 8/9/20	931,125	941,600
Burlington Coat Factory Warehouse Tranche B2
4.25% 2/23/17	3,186,545	3,200,486
Caesars Growth Partners 1st Lien 6.25% 4/10/21	2,645,000	2,637,562
Calpine Construction Finance Tranche B 3.00% 5/1/20	1,896,373	1,853,113
Charter Communications Operating 3.00% 4/10/20	2,535,838	2,499,385
Charter Communications Operating Tranche F
3.00% 1/3/21	2,878,250	2,836,677
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	502,830	502,830

14     NQ-215 [4/14] 6/14 (12680)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Citycenter Holdings Tranche B 5.00% 10/9/20	778,050	$783,034
Clear Channel Communications Tranche B 3.65% 1/29/16	1,674,171	1,661,842
Clear Channel Communications Tranche D 6.75% 1/30/19	1,075,000	1,067,744
Clear Channel Communications Tranche E 1st Lien
7.50% 7/30/19	1,903,032	1,908,714
Community Health Systems Tranche D 4.25% 1/27/21	3,066,996	3,080,402
Community Health Systems Tranche E 3.25% 1/25/17	868,141	869,924
Crown Castles Operating Tranche B2 3.25% 1/31/21	1,057,722	1,052,507
Davita Tranche B2 4.00% 8/1/19	4,493,125	4,511,147
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	1,147,760	1,145,602
Delta Air Lines Tranche B1 3.50% 10/18/18	496,231	494,991
Diamond Reports 1st Lien 5.50% 4/25/21	1,295,000	1,297,428
Drillships Financing Holding Tranche B1 6.00% 2/17/21	2,022,231	2,051,301
Dynegy Tranche B2 4.00% 4/16/20	1,840,807	1,840,143
Emdeon 1st Lien 3.75% 11/2/18	2,050,771	2,049,170
Energy Transfer 1st Lien 3.25% 12/2/19	2,775,000	2,750,333
EP Energy Tranche B3 2nd Lien 3.50% 4/24/18	570,000	567,981
Fieldwood Energy 2nd Lien 8.375% 9/30/20	910,000	940,940
First Data Tranche B 1st Lien 4.00% 3/24/21	2,777,625	2,777,277
Generac Power Systems Tranche B 3.50% 5/10/20	137,201	136,815
Gray Television 4.75% 10/11/19	402,634	404,018
Great Wolf Resorts 1st Lien 4.50% 7/31/20	550,838	551,526
HD Supply Tranche B 4.00% 6/28/18	2,473,580	2,473,837
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	1,648,421	1,645,101
Hostess Brands 1st Lien 6.75% 3/12/20	765,000	795,600
Houghton International 1st Lien 4.00% 12/10/19	1,140,587	1,137,736
Houghton International 2nd Lien 9.50% 11/20/20	195,000	199,631
Hudson’s Bay Tranche B 1st Lien 4.75% 10/7/20	989,750	998,565
Huntsman International Tranche B 3.75% 10/11/20	2,570,000	2,568,715
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	872,464	873,881
Ikaria 5.00% 2/4/22	1,540,000	1,548,502
Immucor Tranche B2 5.00% 8/19/18	2,164,946	2,173,065
Ineos US Finance Tranche B 3.75% 5/4/18	554,876	550,565
Infor US Tranche B5 1st Lien 3.75% 6/3/20	1,433,881	1,426,072
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,345,641	2,348,085
J. Crew Group Tranche B 1st Lien 4.00% 2/28/21	595,000	592,620
KIK Custom Products 1st Lien 5.50% 5/17/19	1,410,104	1,410,766
Kinetic Concepts Tranche E1 4.00% 5/8/18	1,435,275	1,437,326
La Frontera Generation Tranche B 4.50% 9/30/20	260,857	261,183
La Quinta Intermediate Holdings Tranche B
4.00% 2/24/21	635,000	633,413
Landry’s Tranche B 4.75% 4/24/18	1,754,507	1,758,346
Level 3 Financing Tranche B 4.00% 1/15/20	2,365,000	2,365,887

NQ-215 [4/14] 6/14 (12680)     15

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Lightower Fiber Networks 4.00% 4/1/20	173,688	$173,470
LTS Buyer 2nd Lien 8.00% 3/15/21	1,488,075	1,511,636
Men’s Wearhouse Tranche B 1st Lien 4.50% 4/16/21	510,000	509,299
MGM Resorts International 3.50% 12/20/19	3,292,122	3,276,691
Michael Stores Tranche B 1st Lien 3.75% 1/16/20	990,000	990,353
Moxie Liberty Tranche B 7.50% 8/21/20	1,804,000	1,853,610
Moxie Patriot (Panda Power Fund) Tranche B1
6.75% 12/18/20	1,895,000	1,945,928
National Vision 4.00% 3/6/21	420,000	417,550
NEP 4.25% 1/22/20	235,000	234,853
NEP Broadcasting 2nd Lien 9.50% 7/3/20	1,449,286	1,490,047
NRG Energy Tranche B 2.75% 7/1/18	404,218	400,378
Numericable 4.50% 4/23/20	1,600,000	1,596,000
Nuveen Investments 1st Lien 4.00% 5/13/17	1,640,000	1,642,178
Nuveen Investments 2nd Lien 6.50% 2/28/19	4,795,000	4,826,681
Open Text Tranche B 3.25% 12/19/20	2,543,625	2,546,011
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	374,625	374,186
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	1,779,000	1,829,034
Patheon 4.25% 1/23/21	450,000	446,133
Peabody Energy Tranche B 4.25% 9/20/20	1,298,475	1,299,828
Pinnacle Entertainment Tranche B2 3.75% 8/13/20	303,453	303,074
Ply Gem Industries 1st Lien 4.00% 1/22/21	760,000	756,200
Polymer Group Tranche B 5.25% 12/13/19	977,550	981,216
PVH Tranche B 3.25% 12/19/19	392,490	394,144
Quickrete 2nd Lien 7.00% 3/19/21	995,000	1,021,119
Ranpak 2nd Lien 8.50% 4/10/20	530,000	545,900
Regent Seven Seas Cruises Tranche B 1st Lien
3.75% 12/21/18	788,025	786,055
Remy International Tranche B 1st Lien 4.25% 3/5/20	184,204	184,665
Reynolds & Reynolds Tranche B 3.75% 4/21/18	246,539	247,360
Reynolds Group 1st Lien 4.00% 12/31/18	572,765	573,883
Rite Aid 2nd Lien
4.875% 6/13/21	750,000	759,688
5.75% 8/3/20	2,095,000	2,143,709
Royalty Pharma Tranche B2 1st Lien 3.25% 5/9/18	1,131,186	1,133,072
Salix Pharmaceuticals Tranche B 4.25% 12/17/19	869,000	874,069
Samson Investment 2nd Lien 5.00% 9/25/18	2,183,000	2,187,776
Santander Asset Management Tranche B 4.25% 11/26/20	643,388	642,583
Scientific Games International 4.25% 5/22/20	2,234,400	2,230,490
Seminole Tribe of Florida Tranche B 3.00% 4/11/20	930,000	926,513
Sensus 2nd Lien 8.50% 4/13/18	565,000	568,178
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	1,807,157	1,807,439
Sprouts Farmers Markets Holdings 4.00% 4/12/20	1,130,081	1,131,494

16     NQ-215 [4/14] 6/14 (12680)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Stena 1st Lien 4.00% 2/21/21	1,000,000	$996,875
Sungard Availability Services Capital Tranche B 1st Lien
6.00% 3/27/19	1,315,000	1,308,425
Supervalu 1st Lien 4.50% 3/21/19	663,188	662,299
Surgical Care Affiliates Tranche C 4.25% 6/30/18	143,913	144,182
Taminco Global Chemical Tranche B 3.25% 2/15/19	63,523	63,107
TransDigm Tranche C 3.75% 2/7/20	1,855,905	1,849,379
United Continental Tranche B 3.50% 4/1/19	376,200	374,375
Univision Communications 1st Lien 4.00% 3/1/20	1,001,761	997,557
Univision Communications Tranche C4 4.00% 3/1/20	1,533,389	1,527,775
US Airways Tranche B1 3.50% 5/23/19	1,240,000	1,231,475
US Airways Tranche B2 3.00% 11/23/16	152,000	152,209
USI Insurance Services
Tranche B 1st Lien 4.25% 12/3/18	691,276	689,548
Valeant Pharmaceuticals International Tranche BE
3.75% 8/5/20	2,038,563	2,040,404
Vantage Drilling Tranche B 1st Lien 5.00% 10/25/17	553,500	552,289
Wide Open West Finance 4.75% 3/27/19	1,576,232	1,581,404
Windstream Tranche B3 1st Lien 3.50% 8/8/19	886,528	883,752
WR Grace Tranche B-Exit 1st Lien 3.00% 1/23/21	1,823,684	1,815,706
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	719,026	718,428
Total Senior Secured Loans (cost $155,797,307)		156,099,915

Sovereign Bonds – 0.30%Δ
Colombia – 0.05%
Colombia Government International Bond
2.036% 11/16/15 •	240,000	238,200
		238,200
Iceland – 0.09%
Republic of Iceland 144A 5.875% 5/11/22 #	395,000	430,749
		430,749
Norway – 0.10%
Kommunalbanken 144A 0.415% 2/20/18 #•	500,000	499,908
		499,908
Turkey – 0.06%
Hazine Mustesarligi Varlik Kiralama 144A
4.557% 10/10/18 #	310,000	322,400
		322,400
Total Sovereign Bonds (cost $1,464,700)		1,491,257

U.S. Treasury Obligations – 0.48%
U.S. Treasury Notes
1.625% 4/30/19	180,000	179,529

NQ-215 [4/14] 6/14 (12680)     17

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.75% 2/15/24	2,230,000	$2,249,686
Total U.S. Treasury Obligations (cost $2,421,060)		2,429,215

	Number of
	Shares
Convertible Preferred Stock – 0.15%
ArcelorMittal 6.00% exercise price $20.61, expiration date
12/21/15	1,500	36,469
Crown Castle International 4.50% exercise price $92.50,
expiration date 11/1/16	350	34,944
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16	1,700	86,921
Maiden Holdings 7.25% exercise price $15.47, expiration
date 9/15/16	11,500	548,435
SandRidge Energy 8.50% exercise price $8.01, expiration
date 12/31/49	350	38,719
Total Convertible Preferred Stock (cost $778,999)		745,488

Preferred Stock – 0.31%
Integrys Energy Group 6.00% •	29,900	754,975
National Retail Properties 5.70%	7,525	169,237
Public Storage 5.20%	3,200	70,400
Qwest 6.125%	9,000	206,640
Regions Financial 6.375% •	14,200	352,870
Total Preferred Stock (cost $1,595,625)		1,554,122

	Principal amount°
Short-Term Investments – 2.31%
Repurchase Agreements – 1.92%
Bank of America Merrill Lynch
0.02%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $1,839,084 (collateralized by U.S.
government obligations 0.00% - 4.375% 2/15/24 -
5/15/41; market value $1,875,865)	1,839,083	1,839,083
Bank of Montreal
0.03%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $613,028 (collateralized by U.S.
government obligations 1.25% - 3.125% 4/30/19 -
2/15/42; market value $625,288)	613,028	613,028

18     NQ-215 [4/14] 6/14 (12680)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.05%, dated 4/30/14, to be repurchased on 5/1/14,
repurchase price $7,179,900 (collateralized by U.S.
government obligations 0.00%- 2.75% 6/30/14 -
11/15/43; market value $7,323,487)	7,179,889	$7,179,889
		9,632,000
U.S. Treasury Obligation – 0.39%≠
U.S. Treasury Bill 0.093% 11/13/14	1,961,987	1,961,534
		1,961,534
Total Short-Term Investments (cost $11,592,999)		11,593,534

Total Value of Securities – 100.54%
(cost $500,910,658)		504,755,821

Liabilities Net of Receivables and Other Assets – (0.54%)«		(2,695,656)
Net Assets – 100.00%		$502,060,165

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2014, the aggregate value of Rule 144A securities was $86,020,638, which represents 17.13% of the Fund’s net assets. See Note 5 in “Notes.”
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«	Includes $212,000 cash collateral for derivatives.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of April 30, 2014. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2014.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2014.

NQ-215 [4/14] 6/14 (12680)     19

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

The following futures contracts and swap contracts were outstanding at April 30, 2014:1

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(90)	USD IRS 5 yr PRIM	$(9,044,745)	$(9,066,093)	6/17/14	$(21,348)
(62)	USD IRS 10 yr PRIM	(6,199,005)	(6,309,469)	6/17/14	(110,464)
		$(15,243,750)			$(131,812)

Swap Contracts
CDS Contracts2

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[3]	Payments	Date	(Depreciation)
	Protection Purchased:
ICE	CDX.NA.IG.22	5,000,000	1.00%	6/20/19	$(17,069)
ICE	ITRAXX Europe Crossover 21.1	EUR 10,570,000	5.00%	6/20/19	(167,461)
					$(184,530)

Interest Rate Swap Contracts4

		Fixed	Floating
		Interest Rate	Interest Rate		Unrealized
Counterparty &		Received	Received	Termination	Appreciation
Referenced Obligation	Notional Value[3]	(Paid)	(Paid)	Date	(Depreciation)
CME
5 yr	24,300,000	(1.677%)	0.228%	7/11/18	$(204,834)
7 yr	14,000,000	(2.215%)	0.237%	8/7/20	(82,867)
10 yr	25,600,000	(2.880%)	0.228%	7/11/23	(498,705)
LCH
5 yr	3,300,000	(1.214%)	0.235%	6/10/18	30,461
MSC
3 yr	23,900,000	(0.869%)	0.225%	1/30/17	(4,331)
					$(760,276)

The use of future contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

20     NQ-215 [4/14] 6/14 (12680)

(Unaudited)

3Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

4An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
CDX.NA – Credit Default Swap Index North America
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
EUR – European Monetary Unit
ICE – IntercontinentalExchange, Inc.
IRS – Interest Rate Swap
JPMC – JPMorgan Chase Bank
LCH – LCH.Clearnet Limited
MSC – Morgan Stanley Capital
REMIC – Real Estate Mortgage Investment Conduit
yr – Year

NQ-215 [4/14] 6/14 (12680)     21

Notes
Delaware Diversified Floating Rate Fund	April 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware Diversified Floating Rate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely- than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010 – July 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

22     NQ-215 [4/14] 6/14 (12680)

(Unaudited)

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are included as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-215 [4/14] 6/14 (12680)     23

(Unaudited)

2. Investments

At April 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$500,921,532
Aggregate unrealized appreciation	$5,153,099
Aggregate unrealized depreciation	(1,318,810)
Net unrealized appreciation	$3,834,289

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

24     NQ-215 [4/14] 6/14 (12680)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed
Securities[1]	$—	$28,718,050	$3,492,450	$32,210,500
Corporate Debt	—	291,728,926	—	291,728,926
Foreign Debt	—	1,491,257	—	1,491,257
Municipal Bonds	—	6,902,864	—	6,902,864
Senior Secured Loans	—	156,099,915	—	156,099,915
Convertible Preferred Stock[2]	670,300	75,188	—	745,488
Preferred Stock	1,554,122	—	—	1,554,122
U.S. Treasury Obligations	—	2,429,215	—	2,429,215
Short-Term Investments	—	11,593,534	—	11,593,534

Total	$2,224,422	$499,038,949	$3,492,450	$504,755,821
Futures Contracts	$(131,812)	$—	$—	$(131,812)
Swap Contracts	—	(944,806)	—	(944,806)

1Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 89.16% and 10.84%, respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs, while Level 3 investments represent investments without observable inputs.
2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 89.91% and 10.09%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments, while Level 2 investments represent matrix-priced investments.

During the period ended April 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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(Unaudited)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

No foreign currency exchange contracts were outstanding at April 30, 2014.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2014, the Fund posted $212,000 cash collateral for futures contracts.

Swap Contracts — The Fund enters into interest rate swap contacts and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by Delaware Management Company (DMC), a series of Delaware Management Business Trust.

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(Unaudited)

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/(depreciation) on swap contracts. Upon periodic payment/(receipt) or termination of the contracts, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is discounted net value of the cash flows to be received from/(paid) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended April 30, 2014, the Fund entered into CDS contracts as a purchaser of protection in order to gain exposure to certain securities or markets, and as a seller of protection in order to hedge against a credit event. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended April 30, 2014, the Fund did not enter into any CDS contracts as a seller of protection. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty. At April 30, 2014, the Fund posted $4,575,623 in cash collateral for open swap contracts.

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(Unaudited)

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) trading certain CDS baskets through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown in the schedule of investments.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

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(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

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The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2014, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified in the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: